UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period:  March 31, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2013

The Leuthold Funds

Leuthold Core Investment

Fund Leuthold Asset Allocation Fund

Leuthold Global Fund

Leuthold Select Industries Fund

Leuthold Global Industries Fund

Grizzly Short Fund

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The Leuthold Funds

Table of Contents

Expense Examples	1
Allocation of Portfolio Holdings	5
Components of Portfolio Holdings	8
Statements of Assets and Liabilities	10
Statements of Operations	14
Statements of Changes in Net Assets	18
Financial Highlights	24
Schedule of Investments
Leuthold Core Investment Fund	34
Leuthold Asset Allocation Fund	43
Leuthold Global Fund	50
Leuthold Select Industries Fund	58
Leuthold Global Industries Fund	61
Grizzly Short Fund	67
Notes to the Financial Statements	71
Investment Advisory Agreement Disclosure	83
Directors and Officers	84

The Leuthold Funds

Expense Example – March 31, 2013 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2012 – March 31, 2013).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Funds charge no sales load (the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, and Leuthold Global Industries Fund charge a 2% redemption fee for redemptions made within five business days after a purchase), you will be assessed fees for outgoing wire transfers, returned checks, or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’  transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’  transfer agent. To the extent that the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary by fund. These expenses are not included in the following example. The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the following example does not include portfolio trading commissions and related expenses, and extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Leuthold Funds - 2013 Semi-Annual Report   1

The Leuthold Funds

Expense Example Tables (Unaudited)

Leuthold Core Investment Fund - Retail Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2012	March 31, 2013	October 1, 2012 - March 31, 2013

Actual**	$1,000.00	$1,074.80	$6.67
Hypothetical (5% return before expenses)***	1,000.00	1,018.47	6.49

* Expenses are equal to the Fund's annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
** Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $6.00 and the Fund's annualized expense ratio would be 1.16%.
*** Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.84 and the Fund's annualized expense ratio would be 1.16%.

Leuthold Core Investment Fund - Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2012	March 31, 2013	October 1, 2012 - March 31, 2013

Actual**	$1,000.00	$1,075.50	$6.11
Hypothetical (5% return before expenses)***	1,000.00	1,019.02	5.94

* Expenses are equal to the Fund's annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
** Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $5.49 and the Fund's annualized expense ratio would be 1.06%.
*** Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.34 and the Fund's annualized expense ratio would be 1.06%.

Leuthold Asset Allocation Fund - Retail Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2012	March 31, 2013	October 1, 2012 - March 31, 2013

Actual**	$1,000.00	$1,052.70	$7.11
Hypothetical (5% return before expenses)***	1,000.00	1,017.97	6.99

* Expenses are equal to the Fund's annualized expense ratio of 1.39%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
** Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $7.01 and the Fund's annualized expense ratio would be 1.37%.
*** Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $6.89 and the Fund's annualized expense ratio would be 1.37%.

Leuthold Asset Allocation Fund - Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2012	March 31, 2013	October 1, 2012 - March 31, 2013

Actual**	$1,000.00	$1,053.90	$5.89
Hypothetical (5% return before expenses)***	1,000.00	1,019.17	5.79

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
** Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $5.84 and the Fund's annualized expense ratio would be 1.14%.
*** Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.74 and the Fund's annualized expense ratio would be 1.14%.

2  The Leuthold Funds - 2013 Semi-Annual Report

The Leuthold Funds

Expense Example Tables (Unaudited)

Leuthold Global Fund - Retail Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2012	March 31, 2013	October 1, 2012 - March 31, 2013

Actual**	$1,000.00	$1,099.80	$8.64
Hypothetical (5% return before expenses)***	1,000.00	1,016.67	8.30

* Expenses are equal to the Fund's annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
** Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $8.01 and the Fund's annualized expense ratio would be 1.53%.
*** Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $7.69 and the Fund's annualized expense ratio would be 1.53%.

Leuthold Global Fund - Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2012	March 31, 2013	October 1, 2012 - March 31, 2013

Actual**	$1,000.00	$1,101.50	$7.54
Hypothetical (5% return before expenses)***	1,000.00	1,017.72	7.24

* Expenses are equal to the Fund's annualized expense ratio of 1.44%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
** Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $6.92 and the Fund's annualized expense ratio would be 1.32%.
*** Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $6.64 and the Fund's annualized expense ratio would be 1.32%.

Leuthold Select Industries Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2012	March 31, 2013	October 1, 2012 - March 31, 2013

Actual	$1,000.00	$1,144.20	$8.55
Hypothetical (5% return before expenses)	1,000.00	1,016.92	8.05

* Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Global Industries Fund - Retail Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2012	March 31, 2013	October 1, 2012 - March 31, 2013

Actual	$1,000.00	$1,184.80	$10.79
Hypothetical (5% return before expenses)	1,000.00	1,015.03	9.95

* Expenses are equal to the Fund's annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

The Leuthold Funds - 2013 Semi-Annual Report   3

The Leuthold Funds

Expense Example Tables (Unaudited)

Leuthold Global Industries Fund - Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2012	March 31, 2013	October 1, 2012 - March 31, 2013

Actual	$1,000.00	$1,184.60	$9.42
Hypothetical (5% return before expenses)	1,000.00	1,016.27	8.70

* Expenses are equal to the Fund's annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Grizzly Short Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2012	March 31, 2013	October 1, 2012 - March 31, 2013

Actual**	$1,000.00	$860.80	$16.24
Hypothetical (5% return before expenses)***	1,000.00	1,007.45	17.52

* Expenses are equal to the Fund's annualized expense ratio of 3.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
** Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $7.24 and the Fund's annualized expense ratio would be 1.56%.
*** Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $7.81 and the Fund's annualized expense ratio would be 1.56%.

4  The Leuthold Funds - 2013 Semi-Annual Report

The Leuthold Funds

(Unaudited)

Leuthold Core Investment Fund
Allocation of Portfolio Holdings
March 31, 2013*

Leuthold Asset Allocation Fund
Allocation of Portfolio Holdings
March 31, 2013*

*Excludes short-term investments

The Leuthold Funds - 2013 Semi-Annual Report   5

The Leuthold Funds

(Unaudited)

Leuthold Global Fund
Allocation of Portfolio Holdings
March 31, 2013*

Leuthold Select Industries Fund
Allocation of Portfolio Holdings
March 31, 2013*

*Excludes short-term investments

6   The Leuthold Funds - 2013 Semi-Annual Report

The Leuthold Funds

(Unaudited)

Leuthold Global Industries Fund
Allocation of Portfolio Holdings
March 31, 2013*

Grizzly Short Fund
Allocation of Portfolio Holdings
March 31, 2013

*Excludes short-term investments

The Leuthold Funds - 2013 Semi-Annual Report   7

The Leuthold Funds

Leuthold Core Investment Fund (Unaudited)
Components of Portfolio Holdings*	Fair Value

U.S. Traded Equity Securities	$420,966,568
Corporate Bonds	42,998,238
Non-U.S. Traded Equity Securities	36,241,576
Precious Metals	25,934,129
Mortgage Backed Bond Funds	24,465,789
Corporate Bond Funds	17,245,548
Foreign Government Bond Funds	16,269,620
Emerging Country Funds	15,571,282
U.S. Treasury Obligations	15,356,313
High Yield Bond Funds	7,094,982
Foreign Currency Funds	6,498,235
Foreign Government Bond	3,220,000
Total:	$631,862,280

Leuthold Asset Allocation Fund (Unaudited)
Components of Portfolio Holdings*	Fair Value

U.S. Traded Equity Securities	$204,532,187
Corporate Bonds	32,683,259
Non-U.S. Traded Equity Securities	27,589,475
U.S. Treasury Obligations	19,033,355
Precious Metals	16,766,621
Mortgage Backed Bond Funds	13,532,266
Emerging Country Funds	6,757,838
Corporate Bond Funds	4,234,421
High Yield Bond Funds	4,179,241
Foreign Government Bonds	2,546,500
Foreign Equity Funds	2,031,771
Foreign Government Bond Funds	1,709,487
Futures Contracts	60,404
Total:	$335,656,825

Leuthold Global Fund (Unaudited)
Components of Portfolio Holdings*	Fair Value

U.S. Traded Equity Securities	$140,511,105
Non-U.S. Traded Equity Securities	103,931,123
Corporate Bonds	19,521,671
Foreign Government Bonds	18,763,338
U.S. Treasury Obligations	15,360,131
Precious Metals	13,711,669
Foreign Government Bond Funds	11,493,279
Mortgage Backed Bond Funds	10,300,606
Emerging Country Funds	5,991,703
Corporate Bond Funds	3,575,341
Foreign Currency Funds	3,485,675
High Yield Bond Funds	3,204,424
Diversified Investment Funds	956,860
Total:	$350,806,925

Leuthold Select Industries Fund (Unaudited)
Components of Portfolio Holdings*	Fair Value

Financials	$2,985,214
Industrials	2,980,717
Health Care	2,724,994
Information Technology	1,517,678
Consumer Discretionary	1,057,682
Energy	999,850
Consumer Staples	933,556
Materials	800,475
Telecommunication Services	594,173
Total:	$14,594,339

*Excludes short-term investments

8   The Leuthold Funds - 2013 Semi-Annual Report

The Leuthold Funds

Leuthold Global Industries Fund (Unaudited)
Components of Portfolio Holdings*	Fair Value
Financials	$2,453,971
Consumer Discretionary	1,530,678
Industrials	1,263,223
Materials	919,797
Energy	671,830
Consumer Staples	603,473
Health Care	520,055
Telecommunication Services	479,796
Utilities	61,223
Total:	$8,504,046

Grizzly Short Fund (Unaudited)
Components of Portfolio Holdings	Fair Value
Information Technology	$15,179,224
Energy	12,178,551
Financials	11,119,381
Industrials	8,466,907
Consumer Discretionary	8,298,807
Short-Term Investments	5,387,203
Health Care	4,952,690
Materials	4,263,169
Utilities	2,008,124
Telecommunication Services	916,378
Consumer Staples	363,748
Total:	$73,134,182

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

*Excludes short-term investments

The Leuthold Funds - 2013 Semi-Annual Report   9

The Leuthold Funds

Statements of Assets and Liabilities
March 31, 2013 (Unaudited)

	Leuthold	Leuthold
	Core	Asset	Leuthold
	Investment	Allocation	Global
	Fund	Fund	Fund
	(Consolidated)	(Consolidated)	(Consolidated)

ASSETS:
Investments, at cost	$564,719,494	$302,010,834	$310,079,126

Investments, at fair value	$659,337,814	$346,435,528	$356,239,243
Cash	48,310	80,351	8,944
Foreign currency (cost $8,124, $0,
and $0, respectively)	8,041	—	—
Receivable for Fund shares sold	327,901	169,210	149,407
Receivable for investments sold	13,583,013	46,458	9,416,805
Deposits at broker	8,793,434	224	126,115
Collateral at broker for futures contracts	—	540,049	—
Interest receivable	706,498	521,688	597,739
Dividends receivable	727,740	579,950	701,332
Receivable for variation margin
on futures contracts	—	20,355	—
Other assets	58,128	40,872	43,085
Total Assets	683,590,879	348,434,685	367,282,670

LIABILITIES:
Interest payable on securities sold short	—	—	—
Payable for investments purchased	13,085,993	—	8,635,810
Payable for Fund shares redeemed	280,505	1,340,130	4,017,996
Payable to Adviser	508,170	274,880	332,834
Payable to Custodian	56,103	79,157	71,430
Distribution (Rule 12b-1) fees payable	—	256,481	57,231
Dividends payable on securities sold short	—	—	—
Shareholder servicing fees payable	93,518	—	—
Accrued expenses and other liabilities	419,116	403,323	237,808
Total Liabilities	14,443,405	2,353,971	13,353,109
NET ASSETS	$669,147,474	$346,080,714	$353,929,561

10 The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2013 (Unaudited)

	Leuthold		Leuthold
	Core		Asset		Leuthold
	Investment		Allocation		Global
	Fund		Fund		Fund
	(Consolidated)		(Consolidated)		(Consolidated)

NET ASSETS CONSIST OF:
Capital stock	$551,617,226		$611,885,035		$291,725,674
Accumulated net investment income (loss)	(2,503,296)		(3,487,566)		(714,688)
Accumulated net realized gain (loss) on investments	25,097,972		(307,053,117)		16,604,699
Net unrealized appreciation
(depreciation) on investments and short positions	94,935,572		44,675,958		46,313,876
Net unrealized appreciation
(depreciation) on futures contracts	—		60,404		—
Total Net Assets	$669,147,474		$346,080,714		$353,929,561

Retail Class Shares
Net assets	$461,019,313		$253,512,191		$117,526,926
Shares outstanding
(1,000,000,000 shares of $0.0001
par value authorized)	25,956,083		23,794,409		10,503,320
Net Asset Value, Redemption Price
and Offering Price Per Share	$17.76	*	$10.65	*	$11.19	*

Institutional Class Shares
Net assets	$208,128,161		$92,568,523		$236,402,635
Shares outstanding
(1,000,000,000 shares of
$0.0001 par value authorized)	11,723,930		8,655,245		21,069,296
Net Asset Value, Redemption
Price and Offering Price Per Share	$17.75	*	$10.70	*	$11.22	*

* Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report 11

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2013 (Unaudited)

	Leuthold	Leuthold
	Select	Global	Grizzly
	Industries	Industries	Short
	Fund	Fund	Fund

ASSETS:
Investments, at cost	$12,642,870	$7,042,946	$5,387,203

Investments, at fair value	$14,880,046	$8,511,424	$5,387,203
Cash	—	—	1
Foreign currency (cost $0, $1,442, and $0, respectively)	—	1,444	—
Receivable for Fund shares sold	—	31,000	22,377
Receivable for investments sold	508,524	356,530	2,877,075
Deposits at broker	—	—	—
Collateral at broker for securities sold short	—	—	133,374,456
Interest receivable	5	—	42
Dividends receivable	13,902	18,594	—
Receivable from Adviser	—	1,831	—
Receivable for variation margin
on futures contracts	—	—	—
Other assets	9,224	26,767	21,687
Total Assets	15,411,701	8,947,590	141,682,841

LIABILITIES:
Securities sold short, at fair value
(proceeds $0, $0, and $66,676,924, respectively)	—	—	67,746,979
Interest payable on securities sold short	—	—	36,909
Payable for investments purchased	516,895	313,089	2,263,519
Payable for Fund shares redeemed	17,908	—	25,909
Payable to Adviser	10,214	—	89,648
Payable to Custodian	6,240	14,723	379
Distribution (Rule 12b-1) fees payable	89	—	—
Dividends payable on securities sold short	—	—	43,505
Shareholder servicing fees payable	2,160	—	16,120
Accrued expenses and other liabilities	23,019	35,890	140,453
Total Liabilities	576,525	363,702	70,363,421
NET ASSETS	$14,835,176	$8,583,888	$71,319,420

12 The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2013 (Unaudited)

	Leuthold	Leuthold
	Select	Global		Grizzly
	Industries	Industries		Short
	Fund	Fund		Fund

NET ASSETS CONSIST OF:
Capital stock	$16,809,588	$8,718,178		$216,566,304
Accumulated net investment income (loss)	1,997	(10,467)		(6,024,451)
Accumulated net realized gain (loss) on investments	(4,213,588)	(1,591,982)		(138,152,276)
Net unrealized appreciation (depreciation)
on investments and short positions	2,237,179	1,468,159		(1,070,157)
Total Net Assets	$14,835,176	$8,583,888		$71,319,420

Retail Class Shares
Net assets	$14,835,176	$4,075,636		$71,319,420
Shares outstanding
(1,000,000,000 shares of
$0.0001 par value authorized)	979,952	301,110		7,493,495
Net Asset Value, Redemption
Price and Offering Price Per Share	$15.14	$13.54	*	$9.52

Institutional Class Shares
Net assets	n/a	$4,508,252		n/a
Shares outstanding
(1,000,000,000 shares of
$0.0001 par value authorized)	n/a	331,877		n/a
Net Asset Value, Redemption
Price and Offering Price Per Share	n/a	$13.58	*	n/a

* Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report 13

The Leuthold Funds

Statements of Operations
For the Six Months Ended March 31, 2013 (Unaudited)

	Leuthold	Leuthold
	Core	Asset	Leuthold
	Investment	Allocation	Global
	Fund	Fund	Fund
	(Consolidated)	(Consolidated)	(Consolidated)

INVESTMENT INCOME:
Dividend income (net of
foreign taxes withheld of
$69,181, $118,620,
and $79,884, respectively)	$6,299,963	$5,785,201	$3,633,644
Interest income	677,449	499,109	424,244
Total investment income	6,977,412	6,284,310	4,057,888

EXPENSES:
Investment adviser fees (Note 3)	3,218,316	2,172,609	2,021,325
Administration fees	131,568	88,660	70,518
Transfer agent fees	103,557	216,199	115,897
Legal fees	5,279	5,451	5,032
Audit fees	30,362	32,007	16,311
Fund accounting fees	51,549	36,827	30,231
Custody fees	74,662	94,676	83,737
Shareholder servicing fees-
Retail Class	246,811	—	—
Registration fees	23,783	21,501	13,765
Report to shareholders	64,039	21,105	28,960
Directors' fees	54,213	36,786	27,647
Distribution (Rule 12b-1) fees-
Retail Class (Note 4)	—	353,879	120,517
Other	22,454	18,605	10,834

Total expenses before dividends and
interest on short positions	4,026,593	3,098,305	2,544,774
Dividends and interest on short positions	456,556	41,920	221,320
(Reimbursement) or recovery from
Adviser (Note 3)	—	—	—
Total expenses	4,483,149	3,140,225	2,766,094
NET INVESTMENT INCOME (LOSS)	$2,494,263	$3,144,085	$1,291,794

14 The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2013 (Unaudited)

	Leuthold	Leuthold
	Core	Asset	Leuthold
	Investment	Allocation	Global
	Fund	Fund	Fund
	(Consolidated)	(Consolidated)	(Consolidated)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
INVESTMENT COMPANIES,
SHORT POSITIONS, FOREIGN
CURRENCY AND FOREIGN CURRENCY
TRANSLATION, AND FUTURES CONTRACTS:
Net realized gain (loss) on:
Investments	$35,016,552	$42,350,558	$19,684,742
Investment companies	1,047,819	309,583	—
Realized gain distributions received
from investment companies	277,626	204,669	22,220
Short positions	(3,221,625)	(391,530)	—
Foreign currency and foreign currency translation	(10,107)	(815)	(97,917)
Net unrealized appreciation (depreciation)
during the period on:
Investments	17,203,898	(22,551,283)	15,703,019
Investment companies	(3,306,785)	(2,141,039)	(1,306,676)
Short positions	316,450	253,848	(241,279)
Foreign currency and foreign currency translation	175	(183)	(16,553)
Futures contracts	—	60,404	—

Net realized and unrealized
gain (loss) on investments,
investment companies, short positions,
foreign currency and foreign currency
translation, and futures contracts	47,324,003	18,094,212	33,747,556

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$49,818,266	$21,238,297	$35,039,350

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report 15

The Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2013 (Unaudited)

	Leuthold	Leuthold
	Select	Global	Grizzly
	Industries	Industries	Short
	Fund	Fund	Fund

INVESTMENT INCOME:
Dividend income (net of
foreign taxes withheld of
$1,444, $3,055, and $0, respectively)	$116,377	$96,968	$—
Interest income	10	2	255
Total investment income	116,387	96,970	255

EXPENSES:
Investment adviser fees (Note 3)	61,464	41,124	768,338
Administration fees	2,314	1,604	25,986
Transfer agent fees	4,057	9,430	35,831
Legal fees	78	3,254	1,252
Audit fees	10,853	10,339	17,675
Fund accounting fees	2,538	8,051	8,695
Custody fees	6,860	18,827	399
Shareholder servicing fees-
Retail Class	5,297	—	51,638
Registration fees	11,120	15,771	23,073
Report to shareholders	1,694	1,077	10,600
Directors' fees	921	632	9,452
Distribution (Rule 12b-1) fees-
Retail Class (Note 4)	—	4,938	—
Other	688	871	4,792

Total expenses before dividends and
interest on short positions	107,884	115,918	957,731
Dividends and interest on short positions	—	—	1,192,081
(Reimbursement) or recovery from
Adviser (Note 3)	(9,541)	(39,839)	—
Total expenses	98,343	76,079	2,149,812
NET INVESTMENT INCOME (LOSS)	$18,044	$20,891	$(2,149,557)

16 The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2013 (Unaudited)

	Leuthold	Leuthold
	Select	Global	Grizzly
	Industries	Industries	Short
	Fund	Fund	Fund

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
INVESTMENT COMPANIES,
SHORT POSITIONS, AND FOREIGN
CURRENCY AND FOREIGN CURRENCY
TRANSLATION:
Net realized gain (loss) on:
Investments	$808,218	$627,380	$—
Investment companies	—	(5,141)	—
Realized gain distributions received
from investment companies	—	—	—
Short positions	—	—	(15,387,630)
Foreign currency and foreign currency translation	(23)	(1,558)	847
Net unrealized appreciation (depreciation)
during the period on:
Investments	747,660	794,362	—
Investment companies	—	1,051	—
Short positions	—	—	(204,839)
Foreign currency and foreign currency translation	16	681	(85)

Net realized and unrealized
gain (loss) on investments,
investment companies, short positions,
and foreign currency and foreign currency
translation	1,555,871	1,416,775	(15,591,707)

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$1,573,915	$1,437,666	$(17,741,264)

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report 17

Leuthold Core Investment Fund

Statements of Changes in Net Assets (Consolidated)

	Six Months Ended	Year Ended
	March 31, 2013	September 30, 2012
	(Unaudited)
OPERATIONS:
Net investment income	$2,494,263	$6,377,508
Net realized gain on investments, investment companies,
short positions, foreign currency, and foreign currency translation	33,110,265	27,024,383
Net unrealized appreciation on investments, investment
companies, short positions, foreign currency, and
foreign currency translation	14,213,738	67,828,050
Net increase in net assets from operations	49,818,266	101,229,941

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(7,208,174)	(17,620,148)
From net investment income - Institutional Class	(3,473,337)	(10,266,042)
From net realized gain - Retail Class	—	—
From net realized gain - Institutional Class	—	—
Total distributions	(10,681,511)	(27,886,190)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	23,327,114	70,403,726
Proceeds from shares sold - Institutional Class	24,717,534	55,408,295
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	6,730,612	16,330,521
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	3,356,675	9,619,985
Cost of shares redeemed - Retail Class*	(123,276,637)	(267,568,264)
Cost of shares redeemed - Institutional Class**	(96,176,691)	(174,656,467)
Net decrease in net assets from capital share transactions	(161,321,393)	(290,462,204)

TOTAL DECREASE IN NET ASSETS:	(122,184,638)	(217,118,453)
NET ASSETS
Beginning of period	791,332,112	1,008,450,565
End of period (including accumulated net investment income (loss)
of $(2,503,296) and $5,683,952, respectively)	$669,147,474	$791,332,112

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	1,372,970	4,337,297
Shares sold - Institutional Class	1,450,653	3,445,401
Shares issued to holders in reinvestment of dividends - Retail Class	395,637	1,022,237
Shares issued to holders in reinvestment of dividends - Institutional Class	197,624	601,871
Shares redeemed - Retail Class	(7,267,842)	(16,535,899)
Shares redeemed - Institutional Class	(5,640,982)	(10,754,291)
Net decrease in shares outstanding	(9,491,940)	(17,883,384)

* Net of redemption fees of (Retail Class):	$24	$96
** Net of redemption fees of (Institutional Class):	$—	$139

18 The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Asset Allocation Fund

Statements of Changes in Net Assets (Consolidated)

	Six Months Ended	Year Ended
	March 31, 2013	September 30, 2012
	(Unaudited)

OPERATIONS:
Net investment income	$3,144,085	$7,332,842
Net realized gain on investments, investment companies,
short positions, foreign currency, and foreign currency translation	42,472,465	76,414,090
Net unrealized appreciation (depreciation) on investments,
investment companies, short positions, foreign currency and
foreign currency translation, and futures contracts	(24,378,253)	11,788,570
Net increase in net assets from operations	21,238,297	95,535,502

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(10,227,698)	(17,167,035)
From net investment income - Institutional Class	(4,650,825)	(12,272,080)
From net realized gain - Retail Class	—	—
From net realized gain - Institutional Class	—	—
Total distributions	(14,878,523)	(29,439,115)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	10,319,673	52,411,631
Proceeds from shares sold - Institutional Class	17,298,491	48,368,810
Proceeds from shares issued to holders in reinvestment of
dividends - Retail Class	8,705,324	15,107,383
Proceeds from shares issued to holders in reinvestment of
dividends - Institutional Class	4,138,362	11,515,740
Cost of shares redeemed - Retail Class*	(129,256,475)	(354,441,167)
Cost of shares redeemed - Institutional Class**	(198,368,023)	(205,267,079)
Net decrease in net assets from capital share transactions	(287,162,648)	(432,304,682)

TOTAL DECREASE IN NET ASSETS:	(280,802,874)	(366,208,295)
NET ASSETS
Beginning of period	626,883,588	993,091,883
End of period (including accumulated net investment
income (loss) of $(3,487,566) and $8,246,872, respectively)	$346,080,714	$626,883,588

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	979,318	5,112,849
Shares sold - Institutional Class	1,646,556	4,731,096
Shares issued to holders in reinvestment of dividends - Retail Class	835,872	1,492,344
Shares issued to holders in reinvestment of dividends - Institutional Class	396,243	1,130,495
Shares redeemed - Retail Class	(12,272,462)	(34,791,335)
Shares redeemed - Institutional Class	(18,734,233)	(20,076,664)
Net decrease in shares outstanding	(27,148,706)	(42,401,215)

* Net of redemption fees of (Retail Class):	$77	$803
** Net of redemption fees of (Institutional Class):	$590	$—

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report 19

Leuthold Global Fund

Statements of Changes in Net Assets (Consolidated)

	Six Months Ended	Year Ended
	March 31, 2013	September 30, 2012
	(Unaudited)
OPERATIONS:
Net investment income	$1,291,794	$2,956,364
Net realized gain on investments, investment companies,
foreign currency, and foreign currency translation	19,609,045	4,017,436
Net unrealized appreciation on investments, investment
companies, short positions, foreign currency, and
foreign currency translation	14,138,511	34,221,305
Net increase in net assets from operations	35,039,350	41,195,105

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(838,788)	(1,693,659)
From net investment income - Institutional Class	(2,000,857)	(3,991,623)
From net realized gain - Retail Class	—	(1,600,165)
From net realized gain - Institutional Class	—	(2,986,860)
Total distributions	(2,839,645)	(10,272,307)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	13,555,089	38,817,784
Proceeds from shares sold - Institutional Class	18,012,228	42,023,979
Proceeds from shares issued to holders in reinvestment of
dividends - Retail Class	714,771	2,512,501
Proceeds from shares issued to holders in reinvestment of
dividends - Institutional Class	1,637,179	6,030,728
Cost of shares redeemed - Retail Class*	(27,545,484)	(83,069,375)
Cost of shares redeemed - Institutional Class**	(71,485,586)	(95,136,550)
Net decrease in net assets from capital share transactions	(65,111,803)	(88,820,933)

TOTAL DECREASE IN NET ASSETS:	(32,912,098)	(57,898,135)
NET ASSETS
Beginning of period	386,841,659	444,739,794
End of period (including accumulated net investment
income (loss) of $(714,688) and $833,163, respectively)	$353,929,561	$386,841,659

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	1,285,839	3,945,983
Shares sold - Institutional Class	1,683,583	4,228,765
Shares issued to holders in reinvestment of dividends - Retail Class	68,728	261,893
Shares issued to holders in reinvestment of dividends - Institutional Class	157,119	625,025
Shares redeemed - Retail Class	(2,608,727)	(8,450,710)
Shares redeemed - Institutional Class	(6,710,472)	(9,571,699)
Net decrease in shares outstanding	(6,123,930)	(8,960,743)

* Net of redemption fees of (Retail Class):	$16	$2,558
** Net of redemption fees of (Institutional Class):	$80	$—

20 The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2013	September 30, 2012
	(Unaudited)
OPERATIONS:
Net investment income	$18,044	$33,457
Net realized gain on investments and foreign currency
and foreign currency translation	808,195	118,045
Net unrealized appreciation on investments, foreign currency,
and foreign currency translation	747,676	3,208,325
Net increase in net assets from operations	1,573,915	3,359,827

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(23,850)	(25,862)
From net realized gain	—	—
Total distributions	(23,850)	(25,862)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,474,658	542,710
Proceeds from shares issued to holders in reinvestment of dividends	22,982	21,471
Cost of shares redeemed	(3,670,956)	(6,718,254)
Net decrease in net assets from capital share transactions	(173,316)	(6,154,073)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	1,376,749	(2,820,108)
NET ASSETS
Beginning of period	13,458,427	16,278,535
End of period (including accumulated net investment income
of $1,997 and $7,803, respectively)	$14,835,176	$13,458,427

CHANGES IN SHARES OUTSTANDING:
Shares sold	231,819	43,940
Shares issued to holders in reinvestment of dividends	1,741	1,675
Shares redeemed	(268,476)	(541,444)
Net decrease in shares outstanding	(34,916)	(495,829)

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report 21

Leuthold Global Industries Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2013	September 30, 2012
	(Unaudited)
OPERATIONS:
Net investment income	$20,891	$24,687
Net realized gain (loss) on investments, investment companies,
and foreign currency and foreign currency translation	620,681	(1,178,272)
Net unrealized appreciation on investments, investment companies,
and foreign currency and foreign currency translation	796,094	3,336,213
Net increase in net assets from operations	1,437,666	2,182,628

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(4,234)	(11,008)
From net investment income - Institutional Class	(10,037)	(7,012)
From net realized gain - Retail Class	—	—
From net realized gain - Institutional Class	—	—
Total distributions	(14,271)	(18,020)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	903,560	290,757
Proceeds from shares sold - Institutional Class	—	333,333
Proceeds from shares issued to holders in reinvestment of
dividends - Retail Class	910	1,464
Proceeds from shares issued to holders in reinvestment of
dividends - Institutional Class	10,036	7,012
Cost of shares redeemed - Retail Class	(1,306,133)	(2,743,118)
Cost of shares redeemed - Institutional Class	(382,492)	(12,401,434)
Net decrease in net assets from capital share transactions	(774,119)	(14,511,986)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	649,276	(12,347,378)
NET ASSETS
Beginning of period	7,934,612	20,281,990
End of period (including accumulated net investment
loss of $(10,467) and $(17,087), respectively)	$8,583,888	$7,934,612

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	74,425	27,418
Shares sold - Institutional Class	—	30,553
Shares issued to holders in reinvestment of dividends - Retail Class	69	141
Shares issued to holders in reinvestment of dividends - Institutional Class	774	674
Shares redeemed - Retail Class	(104,008)	(247,065)
Shares redeemed - Institutional Class	(30,575)	(1,194,744)
Net decrease in shares outstanding	(59,315)	(1,383,023)

22 The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2013	September 30, 2012
	(Unaudited)
OPERATIONS:
Net investment loss	$(2,149,557)	$(6,144,122)
Net realized loss on short positions and foreign currency
and foreign currency translation	(15,386,783)	(50,047,683)
Net unrealized depreciation on short positions and foreign currency
and foreign currency translation	(204,924)	(31,836,869)
Net decrease in net assets from operations	(17,741,264)	(88,028,674)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—
From net realized gain	—	—
Total distributions	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	41,745,824	293,170,610
Cost of shares redeemed	(88,971,149)	(332,304,010)
Net decrease in net assets from capital share transactions	(47,225,325)	(39,133,400)

TOTAL DECREASE IN NET ASSETS:	(64,966,589)	(127,162,074)
NET ASSETS
Beginning of period	136,286,009	263,448,083
End of period (including accumulated net investment loss
of $(6,024,451) and $(3,874,894), respectively)	$71,319,420	$136,286,009

CHANGES IN SHARES OUTSTANDING:
Shares sold	3,872,833	22,016,553
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(8,703,138)	(26,019,415)
Net decrease in shares outstanding	(4,830,305)	(4,002,862)

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report 23

Leuthold Core Investment Fund - Retail

Financial Highlights

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended
	March 31,		September 30,	September 30,	September 30,	September 30,	Year Ended
	2013		2012	2011	2010	2009	September 30,
	(Consolidated)		(Consolidated)	(Consolidated)	(Consolidated)	(Consolidated)	2008
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$16.78		$15.50	$15.99	$15.79	$15.20	$21.18
Income (loss) from investment operations:
Net investment income	0.06	(3)	0.11 (3)	0.09 (2)	0.14 (3)	0.28 (3)	0.26 (2)
Net realized and unrealized gains (losses)
on investments and short positions	1.18		1.62	(0.51)	0.11	0.45	(2.18)
Total from investment operations	1.24		1.73	(0.42)	0.25	0.73	(1.92)

Less distributions:
From net investment income	(0.26)		(0.45)	(0.07)	—	(0.13)	(0.31)
From net realized gains	—		—	—	—	—	(3.75)
Return of capital	—		—	—	(0.05)	(0.01)	—
Redemption fees(4)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(0.26)		(0.45)	(0.07)	(0.05)	(0.14)	(4.06)
Net asset value, end of period	$17.76		$16.78	$15.50	$15.99	$15.79	$15.20

Total Return	7.48%		11.34%	(2.61%)	1.53%	4.95%	(11.48%)

Supplemental data and ratios:
Net assets, end of period	$461,019,313		$527,760,001	$660,993,063	$858,708,522	$944,341,607	$1,103,832,039
Ratio of expenses to average net assets(5)	1.29	%(6)	1.22%	1.24%	1.37%	1.15%	1.28%
Ratio of net investment income
to average net assets(7)	0.66	%(6)	0.69%	0.54%	0.85%	2.14%	1.51%
Portfolio turnover rate (8)	47.15%		149.17%	83.15%	100.36%	116.70%	238.34%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Amount represents less than $0.005 per share.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.16% for the six months ended March 31, 2013, 1.14% for the year ended September 30, 2012, 1.14% for the year ended September 30, 2011, 1.12% for the year ended September 30, 2010, 1.14% for the year ended September 30, 2009, and 1.11% for the year ended September 30, 2008.

(6)	Annualized.
(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

24 The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund - Institutional

Financial Highlights

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended
	March 31,		September 30,	September 30,	September 30,	September 30,	Year Ended
	2013		2012	2011	2010	2009	September 30,
	(Consolidated)		(Consolidated)	(Consolidated)	(Consolidated)	(Consolidated)	2008
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$16.77		$15.50	$15.98	$15.78	$15.19	$21.17
Income (loss) from investment operations:
Net investment income	0.06	(2)	0.12 (2)	0.11 (3)	0.15 (2)	0.30 (3)	0.28 (3)
Net realized and unrealized gains (losses)
on investments and short positions	1.19		1.62	(0.50)	0.11	0.45	(2.19)
Total from investment operations	1.25		1.74	(0.39)	0.26	0.75	(1.91)

Less distributions:
From net investment income	(0.27)		(0.47)	(0.09)	—	(0.15)	(0.32)
From net realized gains	—		—	—	—	—	(3.75)
Return of capital	—		—	—	(0.06)	(0.01)	—
Redemption fees	—		0.00 (4)	0.00 (4)	0.00 (4)	0.00 (4)	—
Total distributions	(0.27)		(0.47)	(0.09)	(0.06)	(0.16)	(4.07)
Net asset value, end of period	$17.75		$16.77	$15.50	$15.98	$15.78	$15.19

Total Return	7.55%		11.40%	(2.49%)	1.64%	5.14%	(11.46%)

Supplemental data and ratios:
Net assets, end of period	$208,128,161		$263,572,111	$347,517,502	$451,654,832	$461,682,757	$317,733,525
Ratio of expenses to average net assets(5)	1.18	%(6)	1.11%	1.13%	1.27%	1.03%	1.18%
Ratio of net investment income
to average net assets(7)	0.77	%(6)	0.80%	0.66%	0.95%	2.25%	1.61%
Portfolio turnover rate (8)	47.15%		149.17%	83.15%	100.36%	116.70%	238.34%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were  1.06% for the six months ended March 31, 2013, 1.03% for the year ended September 30, 2012, 1.03% for the year ended September 30, 2011, 1.02% for the year ended September 30, 2010, 1.02% for the year ended September 30, 2009, and 1.01% for the year ended September 30, 2008.

(6)	Annualized.
(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report 25

Leuthold Asset Allocation Fund - Retail

Financial Highlights

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended
	March 31,		September 30,	September 30,	September 30,	September 30,	Year Ended
	2013		2012	2011	2010	2009	September 30,
	(Consolidated)		(Consolidated)	(Consolidated)	(Consolidated)	(Consolidated)	2008
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$10.50		$9.72	$9.91	$9.12	$9.45	$11.43
Income (loss) from investment operations:
Net investment income	0.06	(3)	0.09 (3)	0.07 (2)	0.11 (3)	0.21 (2)	0.20 (2)
Net realized and unrealized gains (losses)
on investments and short positions	0.48		1.03	(0.20)	0.74	(0.35)	(1.80)
Total from investment operations	0.54		1.12	(0.13)	0.85	(0.14)	(1.60)

Less distributions:
From net investment income	(0.39)		(0.34)	(0.06)	(0.02)	(0.19)	(0.20)
From net realized gains	—		—	—	—	—	(0.18)
Return of capital	—		—	—	(0.04)	—	—
Redemption fees(4)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(0.39)		(0.34)	(0.06)	(0.06)	(0.19)	(0.38)
Net asset value, end of period	$10.65		$10.50	$9.72	$9.91	$9.12	$9.45

Total Return	5.27%		11.73%	(1.34%)	9.26%	(1.20%)	(14.45%)

Supplemental data and ratios:
Net assets, end of period	$253,512,191		$359,697,107	$606,985,298	$843,525,684	$849,399,319	$1,205,840,473
Ratio of expenses to average net assets(5)	1.39	%(6)	1.42%	1.42%	1.57%	1.34%	1.34%
Ratio of net investment income
to average net assets(7)	1.21	%(6)	0.84%	0.72%	1.17%	2.60%	1.99%
Portfolio turnover rate (8)	57.58%		133.11%	105.62%	100.64%	147.01%	197.96%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Amount represents less than $0.005 per share.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.37% for the six months ended March 31, 2013, 1.34% for the year ended September 30, 2012, 1.32% for the year ended September 30, 2011, 1.32% for the year ended September 30, 2010, 1.32% for the year ended September 30, 2009, and 1.23% for the year ended September 30, 2008.

(6)	Annualized.
(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

26 The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Asset Allocation Fund - Institutional

Financial Highlights

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended
	March 31,		September 30,	September 30,	September 30,	September 30,	Year Ended
	2013		2012	2011	2010	2009	September 30,
	(Consolidated)		(Consolidated)	(Consolidated)	(Consolidated)	(Consolidated)	2008
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$10.54		$9.76	$9.93	$9.13	$9.45	$11.44
Income (loss) from investment operations:
Net investment income	0.08	(3)	0.10 (3)	0.10 (2)	0.13 (3)	0.23 (2)	0.21 (2)
Net realized and unrealized gains (losses)
on investments and short positions	0.49		1.05	(0.19)	0.73	(0.34)	(1.81)
Total from investment operations	0.57		1.15	(0.09)	0.86	(0.11)	(1.60)

Less distributions:
From net investment income	(0.41)		(0.37)	(0.08)	(0.02)	(0.21)	(0.21)
From net realized gains	—		—	—	—	—	(0.18)
Return of capital	—		—	—	(0.04)	—	—
Redemption fees	0.00	(4)	—	0.00 (4)	—	0.00 (4)	0.00 (4)
Total distributions	(0.41)		(0.37)	(0.08)	(0.06)	(0.21)	(0.39)
Net asset value, end of period	$10.70		$10.54	$9.76	$9.93	$9.13	$9.45

Total Return	5.39%		11.96%	(0.95%)	9.41%	(0.85%)	(14.42%)

Supplemental data and ratios:
Net assets, end of period	$92,568,523		$267,186,481	$386,106,585	$393,296,150	$349,672,451	$683,852,979
Ratio of expenses to average net assets(5)	1.15	%(6)	1.20%	1.20%	1.36%	1.11%	1.21%
Ratio of net investment income
to average net assets(7)	1.45	%(6)	1.06%	0.94%	1.38%	2.82%	2.12%
Portfolio turnover rate (8)	57.58%		133.11%	105.62%	100.64%	147.01%	197.96%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Amount represents less than $0.005 per share.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were  1.14% for the six months ended March 31, 2013, 1.12% for the year ended September 30, 2012, 1.10% for the year ended September 30, 2011, 1.11% for the year ended September 30, 2010, 1.10% for the year ended September 30, 2009, and 1.09% for the year ended September 30, 2008.

(6)	Annualized.
(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report 27

Leuthold Global Fund - Retail

Financial Highlights

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period from
	March 31,		September 30,	September 30,	September 30,	September 30,	July 1, 2008(1)
	2013		2012	2011	2010	2009	through
	(Consolidated)		(Consolidated)	(Consolidated)	(Consolidated)	(Consolidated)	September 30, 2008
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$10.24		$9.52	$10.18	$9.07	$8.51	$10.00
Income (loss) from investment operations:
Net investment income	0.03	(3)	0.05 (4)	0.08 (4)	0.07 (3)	0.09 (4)	0.03	(4)
Net realized and unrealized gains (losses)
on investments and short positions	1.00		0.89	(0.17)	1.06	0.59	(1.52)
Total from investment operations	1.03		0.94	(0.09)	1.13	0.68	(1.49)

Less distributions:
From net investment income	(0.08)		(0.12)	(0.07)	(0.02)	(0.12)	—
From net realized gains	—		(0.10)	(0.50)	—	—	—
Redemption fees(5)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(0.08)		(0.22)	(0.57)	(0.02)	(0.12)	—
Net asset value, end of period	$11.19		$10.24	$9.52	$10.18	$9.07	$8.51

Total Return	9.98%		10.14%	(1.33%)	12.39%	8.28%	(14.04%)

Supplemental data and ratios:
Net assets, end of period	$117,526,926		$120,450,807	$152,292,208	$98,906,854	$58,120,794	$19,940,804
Ratio of expenses to average net assets(6)	1.65	%(7)	1.57%	1.74%	1.93%	1.82%	1.83	%(7)
Ratio of net investment income
to average net assets(8)	0.56	%(7)	0.60%	0.83%	0.78%	1.56%	2.01	%(7)
Portfolio turnover rate (9)	50.29%		127.41%	123.51%	140.87%	152.90%	62.34%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were  1.53% for the six months ended March 31, 2013, 1.51% for the year ended September 30, 2012, 1.55% for the year ended September 30, 2011, 1.65% for the year ended September 30, 2010, 1.77% for the year ended September 30, 2009, and 1.83% for the year ended September 30, 2008.

(7)	Annualized.
(8)	The net investment income ratios include dividends and interest on short positions.
(9)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

28 The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund - Institutional

Financial Highlights

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period from
	March 31,		September 30,	September 30,	September 30,	September 30,	April 30, 2008(1)
	2013		2012	2011	2010	2009	through
	(Consolidated)		(Consolidated)	(Consolidated)	(Consolidated)	(Consolidated)	September 30, 2008
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$10.27		$9.54	$10.20	$9.08	$8.51	$10.00
Income (loss) from investment operations:
Net investment income	0.04	(3)	0.09 (4)	0.10 (4)	0.09 (3)	0.11 (4)	0.04	(4)
Net realized and unrealized gains (losses)
on investments and short positions	1.00		0.88	(0.17)	1.06	0.59	(1.53)
Total from investment operations	1.04		0.97	(0.07)	1.15	0.70	(1.49)

Less distributions:
From net investment income	(0.09)		(0.14)	(0.09)	(0.03)	(0.13)	—
From net realized gains	—		(0.10)	(0.50)	—	—	—
Redemption fees	0.00	(5)	—	0.00 (5)	—	—	—
Total distributions	(0.09)		(0.24)	(0.59)	(0.03)	(0.13)	—
Net asset value, end of period	$11.22		$10.27	$9.54	$10.20	$9.08	$8.51

Total Return	10.15%		10.34%	(1.11%)	12.52%	8.63%	(14.90%)

Supplemental data and ratios:
Net assets, end of period	$236,402,635		$266,390,852	$292,447,586	$190,739,466	$121,650,446	$51,045,894
Ratio of expenses to average net assets(6)	1.44	%(7)	1.36%	1.57%	1.75%	1.57%	1.61	%(7)
Ratio of net investment income
to average net assets(8)	0.77	%(7)	0.81%	1.01%	0.97%	1.80%	2.20	%(7)
Portfolio turnover rate (9)	50.29%		127.41%	123.51%	140.87%	152.90%	62.34%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were  1.32% for the six months ended March 31, 2013, 1.31% for the year ended September 30, 2012, 1.38% for the year ended September 30, 2011, 1.47% for the year ended September 30, 2010, 1.53% for the year ended September 30, 2009, and 1.60% for the period ended September 30, 2008.

(7)	Annualized.
(8)	The net investment income ratios include dividends and interest on short positions.
(9)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report 29

Leuthold Select Industries Fund

Financial Highlights

	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	March 31,		September 30,	September 30,		September 30,	September 30,		September 30,
	2013		2012	2011		2010	2009		2008
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$13.26		$10.78	$11.80		$12.82	$13.03		$21.94
Income (loss) from investment operations:
Net investment income (loss)	0.02	(3)	0.03 (3)	(0.05	)(2)	0.03 (3)	(0.04	)(2)	(0.04	)(2)
Net realized and unrealized gains (losses)
on investments and short positions	1.89		2.47	(0.95)		(1.03)	(0.17)		(3.15)
Total from investment operations	1.91		2.50	(1.00)		(1.00)	(0.21)		(3.19)

Less distributions:
From net investment income	(0.03)		(0.02)	(0.02)		(0.02)	—		(0.06)
From net realized gains	—		—	—		—	—		(5.63)
Return of capital	—		—	—		—	—		(0.03)
Total distributions	(0.03)		(0.02)	(0.02)		(0.02)	—		(5.72)
Net asset value, end of period	$15.14		$13.26	$10.78		$11.80	$12.82		$13.03

Total Return	14.42%		23.34%	(8.60%)		(7.76%)	(1.69%)		(18.90%)

Supplemental data and ratios:
Net assets, end of period	$14,835,176		$13,458,427	$16,278,535		$39,088,487	$47,543,360		$42,632,379
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.75	%(4)	1.71%	1.40%		1.30%	1.38%		1.30%
After expense reimbursement or recovery	1.60	%(4)	1.60%	1.40%		1.30%	1.38%		1.30%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement or recovery	0.14	%(4)	0.11%	(0.24%)		0.24%	(0.38%)		(0.11%)
After expense reimbursement or recovery	0.29	%(4)	0.22%	(0.24%)		0.24%	(0.38%)		(0.11%)
Portfolio turnover rate	71.94%		139.61%	109.26%		178.24%	164.20%		139.89%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Annualized.

30 The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund - Retail

Financial Highlights

					Period from
	Six Months		Year Ended	Year Ended	May 17, 2010 (1)
	Ended		September 30,	September 30,	through
	March 31, 2013		2012	2011	September 30, 2010
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$11.44		$9.77	$11.01	$10.00
Income (loss) from investment operations:
Net investment income	0.02	(3)	0.01 (4)	0.06 (4)	0.00	(5)
Net realized and unrealized gains (losses)
on investments	2.09		1.68	(1.16)	1.01
Total from investment operations	2.11		1.69	(1.10)	1.01

Less distributions:
From net investment income	(0.01)		(0.02)	(0.06)	—
From net realized gains	—		—	(0.08)	—
Redemption fees	—		—	0.00 (5)	—
Total distributions	(0.01)		(0.02)	(0.14)	—
Net asset value, end of period	$13.54		$11.44	$9.77	$11.01

Total return	18.48%		17.33%	(10.23%)	10.10%

Supplemental data and ratios:
Net assets, end of period	$4,075,636		$3,782,099	$5,377,373	$5,850,019
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	2.95	% (6)	2.52%	1.96%	4.42	% (6)
After expense reimbursement or recovery	1.98	% (6)	2.00%	2.04%	1.96	% (6)
Ratio of net investment income to average net assets:
Before expense reimbursement or recovery	(0.59	%)(6)	(0.45%)	0.60%	(2.29	%)(6)
After expense reimbursement or recovery	0.38	% (6)	0.07%	0.52%	0.17	% (6)
Portfolio turnover rate	71.07%		117.30%	179.57%	112.58%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report 31

Leuthold Global Industries Fund - Institutional

Financial Highlights

					Period from
	Six Months		Year Ended	Year Ended	May 17, 2010 (1)
	Ended		September 30,	September 30,	through
	March 31, 2013		2012	2011	September 30, 2010
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$11.48		$9.77	$11.01	$10.00
Income (loss) from investment operations:
Net investment income	0.04	(3)	0.06 (4)	0.09 (4)	0.01	(4)
Net realized and unrealized gains (losses)
on investments	2.09		1.67	(1.15)	1.00
Total from investment operations	2.13		1.73	(1.06)	1.01

Less distributions:
From net investment income	(0.03)		(0.02)	(0.10)	—
From net realized gains	—		—	(0.08)	—
Total distributions	(0.03)		(0.02)	(0.18)	—
Net asset value, end of period	$13.58		$11.48	$9.77	$11.01

Total return	18.46%		17.84%	(9.92%)	10.10%

Supplemental data and ratios:
Net assets, end of period	$4,508,252		$4,152,513	$14,904,617	$3,870,245
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	2.70	% (5)	2.27%	1.71%	4.17	% (5)
After expense reimbursement or recovery	1.73	% (5)	1.75%	1.79%	1.71	% (5)
Ratio of net investment income to average net assets:
Before expense reimbursement or recovery	(0.34	%)(5)	(0.20%)	0.85%	(2.04	%)(5)
After expense reimbursement or recovery	0.63	% (5)	0.32%	0.77%	0.42	% (5)
Portfolio turnover rate	71.07%		117.30%	179.57%	112.58%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Annualized.

32 The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Financial Highlights

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31,		September 30,		September 30,		September 30,		September 30,		September 30,
	2013		2012		2011		2010(1)		2009(1)		2008(1)
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$11.06		$16.14		$16.48		$19.00		$29.28		$19.52
Income (loss) from investment operations:
Net investment income (loss)	(0.19	)(3)	(0.40	)(3)	(0.43	)(3)	(0.48	)(3)	(0.88	)(4)	0.48 (4)
Net realized and unrealized gains (losses)
on investments and short positions	(1.35)		(4.68)		0.09		(2.04)		(7.88)		9.76
Total from investment operations	(1.54)		(5.08)		(0.34)		(2.52)		(8.76)		10.24

Less distributions:
From net investment income	—		—		—		—		(0.04)		(0.48)
From net realized gains	—		—		—		—		(0.76)		—
Return of capital	—		—		—		—		(0.72)		—
Total distributions	—		—		—		—		(1.52)		(0.48)
Net asset value, end of period	$9.52		$11.06		$16.14		$16.48		$19.00		$29.28

Total Return	(13.92%)		(31.47%)		(2.06%)		(13.26%)		(32.54%)		53.43%

Supplemental data and ratios:
Net assets, end of period	$71,319,420		$136,286,009		$263,488,083		$196,552,242		$86,244,258		$135,738,825
Ratio of expenses to average net assets(5)	3.50	%(6)	3.09%		3.01%		2.72%		3.53%		3.21%
Ratio of net investment income (loss)
to average net assets(7)	(3.50	%)(6)	(3.09%)		(3.01%)		(2.71%)		(2.83%)		2.01%
Portfolio turnover rate (8)	0.00%		0.00%		0.00%		0.00%		0.00%		0.00%

(1)	Per share data adjusted for 1:4 reverse split completed as of May 20, 2011.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment loss per share is calculated based on average shares outstanding.
(4)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.56%for the six months ended March 31, 2013, 1.52% for the year ended September 30, 2012, 1.53% for the year ended September 30, 2011, 1.49% for the year ended September 30, 2010, 1.47% for the year ended September 30, 2009, and 1.50% for the year ended September 30, 2008.

(6)	Annualized.
(7)	The net investment income (loss) ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report 33

Leuthold Core Investment Fund

Consolidated Schedule of Investments
March 31, 2013  (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 67.83%
Aerospace & Defense - 0.03%
Embraer SA - ADR	5,225	$186,376

Airlines - 4.91%
AirAsia BHD (b)	356,100	329,183
Alaska Air Group, Inc. (a)	93,410	5,974,503
Copa Holdings SA - Class A (b)	35,264	4,217,927
Delta Air Lines, Inc. (a)	336,762	5,559,941
Ryanair Holdings PLC - ADR	141,865	5,927,120
Southwest Airlines Co.	356,144	4,800,821
U.S. Airways Group, Inc. (a)	354,798	6,020,922
		32,830,417

Auto Components - 0.07%
Halla Visteon Climate Control (b)	9,110	231,917
Hyundai Mobis (b)	792	222,334
		454,251

Automobiles - 0.17%
Dongfeng Motor Group Co.,
Ltd. (b)	126,000	177,613
Hyundai Motor Co. (b)	1,486	300,387
Tata Motors, Ltd. - ADR	16,866	411,699
Tofas Turk Otomobil Fabrikasi
AS (b)	30,762	222,053
		1,111,752

Beverages - 0.06%
Tsingtao Brewery Co., Ltd. (b)	60,000	382,842

Building Products - 0.03%
China Liansu Group Holdings,
Ltd. (b)	319,000	181,564

	Shares	Fair Value

Chemicals - 3.23%
Aeci, Ltd. (b)	8,038	$89,197
Agrium, Inc. (b)	41,725	4,068,188
CF Industries Holdings, Inc.	19,651	3,740,961
China BlueChemical, Ltd. (b)	310,000	192,754
China Lumena New Materials
Corp. (b)	1,224,000	264,590
Gubre Fabrikalari TAS (a)(b)	32,216	293,898
Monsanto Co.	83,719	8,843,238
Mosaic Co.	69,183	4,123,999
		21,616,825

Commercial Banks - 4.69%
Banco Bilbao Vizcaya Argentaria
SA - ADR	137,289	1,204,025
Banco Santander SA - ADR	228,277	1,554,566
Bangkok Bank PCL (b)	119,400	908,567
Bank of China, Ltd. (b)	1,939,000	902,143
Bank Pan Indonesia Tbk
PT (a)(b)	3,768,000	315,279
Credicorp, Ltd. (b)	27,727	4,604,068
DBS Group Holdings, Ltd. (b)	62,000	802,455
HSBC Holdings PLC - ADR	74,567	3,977,404
ICICI Bank Ltd. - ADR	58,954	2,529,127
KB Financial Group,
Inc. - ADR	72,413	2,392,525
Krung Thai Bank PCL (b)	417,700	354,987
PacWest Bancorp	42,263	1,230,276
Sberbank of Russia - ADR	42,266	543,757
Security Bank Corp. (b)	56,400	251,640
Sumitomo Mitsui Financial
Group, Inc. - ADR	159,363	1,300,402
Umpqua Holdings Corp.	74,298	985,191
Wells Fargo & Co.	203,511	7,527,872
		31,384,284

34 The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 67.83% (continued)
Commercial Services & Supplies - 0.03%
Valid Solucoes e Servicos de
Seguranca em Meios de Pagamento
e Identificacao SA (b)	10,180	$195,313

Computers & Peripherals - 0.27%
Lenovo Group, Ltd. (b)	856,000	853,775
Lite-On Technology Corp. (b)	226,000	367,622
Pegatron Corp. (a)(b)	376,000	579,997
		1,801,394

Construction & Engineering - 0.02%
Tekfen Holding AS (b)	31,450	134,944

Construction Materials - 0.10%
China Shanshui Cement Group,
Ltd. (b)	335,000	193,313
Indocement Tunggal Prakarsa
Tbk PT (b)	74,500	179,127
Semen Indonesia Persero
Tbk PT (b)	181,000	330,627
		703,067

Consumer Finance - 4.33%
American Express Co.	54,632	3,685,475
Capital One Financial Corp.	114,826	6,309,688
Discover Financial Services	194,476	8,720,304
Ezcorp, Inc. - Class A (a)	69,990	1,490,787
First Cash Financial Services,
Inc. (a)	34,457	2,010,221
Portfolio Recovery Associates,
Inc. (a)	14,941	1,896,312
SLM Corp.	238,365	4,881,715
		28,994,502

	Shares	Fair Value

Distributors - 0.12%
Dogus Otomotiv Servis ve Ticaret
AS (a)(b)	45,813	$287,679
Imperial Holdings, Ltd. (b)	7,793	178,319
Jardine Cycle & Carriage, Ltd. (b)	9,000	372,169
		838,167

Diversified Financial Services - 2.78%
CBOE Holdings, Inc.	101,486	3,748,893
CME Group, Inc.	61,376	3,767,873
Fubon Financial Holding
Co., Ltd. (b)	221,000	317,169
Interactive Brokers Group, Inc.	181,168	2,701,215
McGraw-Hill Cos, Inc.	37,893	1,973,467
Moody's Corp.	114,138	6,085,838
		18,594,455

Diversified Telecommunication Services - 0.20%
China Communication Services
Corp., Ltd. (b)	366,000	236,966
China Telecom Corp.,
Ltd. - ADR	4,064	206,614
Hutchison Telecommunications
Hong Kong Holdings, Ltd. (b)	210,000	104,010
Rostelecom OJSC - ADR	14,713	352,410
Telekomunikasi Indonesia
Persero Tbk PT - ADR	9,753	439,665
		1,339,665

Electric Utilities - 0.09%
PGE SA (b)	56,418	290,289
Tauron Polska Energia SA (b)	231,852	305,040
		595,329

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report 35

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 67.83% (continued)
Electronic Equipment, Instruments &
Components - 0.17%
Delta Electronics Thailand PCL (b)	335,900	$422,787
Digital China Holdings, Ltd. (b)	328,000	444,886
Hon Hai Precision Industry
Co., Ltd. (b)	104,000	289,434
		1,157,107

Food & Staples Retailing - 3.76%
BIM Birlesik Magazalar AS (b)	6,296	306,880
CVS Caremark Corp.	208,270	11,452,768
Eurocash SA (b)	22,520	367,497
Grupo Comercial Chedraui
SA de CV (b)	32,000	108,269
Magnit OJSC (b)	8,879	402,003
Walgreen Co.	262,553	12,518,527
		25,155,944

Food Products - 0.29%
AVI, Ltd. (b)	39,887	232,924
Biostime International
Holdings, Ltd. (b)	47,000	245,476
Golden Agri-Resources, Ltd. (b)	616,000	288,263
Lotte Samkang Co., Ltd. (a)(b)	580	425,621
Thai Union Frozen Products
PCL (b)	146,400	317,256
Tongaat Hulett, Ltd. (b)	25,886	403,831
		1,913,371

Gas Utilities - 0.04%
Perusahaan Gas Negara
Persero Tbk PT (b)	460,500	282,596

Health Care Equipment & Supplies - 0.07%
Biosensors International
Group, Ltd. (a)(b)	288,000	303,955
Mindray Medical International,
Ltd. - ADR	4,377	174,818
		478,773

	Shares	Fair Value

Health Care Providers & Services - 8.90%
Bangkok Dusit Medical
Services PCL (b)	45,700	$255,835
Community Health Systems, Inc.	109,024	5,166,647
DaVita HealthCare
Partners, Inc. (a)	29,881	3,543,588
Express Scripts Holding Co. (a)	122,214	7,045,637
HCA Holdings, Inc.	108,216	4,396,816
Health Management
Associates, Inc. - Class A (a)	400,292	5,151,758
HealthSouth Corp. (a)	78,066	2,058,601
Humana, Inc.	41,456	2,865,024
KPJ Healthcare Bhd (b)	75,900	145,386
Life Healthcare Group
Holdings, Ltd. (b)	102,665	386,307
Magellan Health Services, Inc. (a)	49,532	2,356,237
Omnicare, Inc.	128,406	5,228,692
Quest Diagnostics, Inc.	57,069	3,221,545
Shanghai Pharmaceuticals
Holding Co., Ltd. (a)(b)	173,900	382,705
UnitedHealth Group, Inc.	93,141	5,328,597
Universal Health Services, Inc.
- Class B	71,336	4,556,230
VCA Antech, Inc. (a)	81,027	1,903,324
WellCare Health Plans, Inc. (a)	39,841	2,309,184
WellPoint, Inc.	49,263	3,262,689
		59,564,802

Hotels Restaurants & Leisure - 0.04%
Genting Bhd (b)	87,500	284,041

Household Durables - 0.12%
Even Construtora e
Incorporadora SA (b)	69,500	332,582
Ez Tec Empreendimentos e
Participacoes SA (b)	14,700	196,558
Haier Electronics Group Co.,
Ltd. (a)(b)	163,000	260,135
		789,275

36 The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 67.83% (continued)
Independent Power Producers &
Energy Traders - 0.02%
First Gen Corp. (a)(b)	181,000	$109,602

Industrial Conglomerates - 0.05%
Bidvest Group, Ltd. (b)	7,180	189,265
Sigdo Koppers SA (b)	49,885	137,223
		326,488

Insurance - 0.29%
Brasil Insurance Participacoes e
Administracao SA (b)	8,500	94,391
Hyundai Marine & Fire
Insurance Co., Ltd. (b)	8,120	233,264
LIG Insurance Co., Ltd. (b)	22,220	474,483
PICC Property & Casualty Co.,
Ltd. (a)(b)	668,000	861,081
Powszechny Zaklad Ubezpieczen
SA (b)	2,338	290,148
		1,953,367

Internet Software & Services - 0.19%
Baidu, Inc. - ADR (a)	4,029	353,343
NetEase, Inc. - ADR	8,546	468,065
NHN Corp. (a)(b)	1,865	450,866
		1,272,274

IT Services - 6.07%
Accenture PLC - Class A (b)	26,919	2,045,036
Alliance Data Systems Corp. (a)	12,114	1,961,135
Amdocs, Ltd.	51,416	1,863,830
Cielo SA (b)	18,200	535,620
Cognizant Technology Solutions
Corp. - Class A (a)	25,304	1,938,539
Convergys Corp.	94,756	1,613,695
DST Systems, Inc.	26,112	1,861,002
Fiserv, Inc. (a)	31,765	2,789,920
Gartner, Inc. (a)	33,111	1,801,570
Global Payments, Inc.	34,995	1,737,852

	Shares	Fair Value

IT Services - 6.07% (continued)
International Business
Machines Corp.	25,035	$5,339,966
Jack Henry & Associates, Inc.	48,186	2,226,675
Mastercard, Inc. - Class A	8,076	4,370,166
Sapient Corp. (a)	166,900	2,034,511
Total System Services, Inc.	62,722	1,554,251
Visa, Inc. - Class A	30,150	5,120,676
Western Union Co.	106,062	1,595,173
Wipro, Ltd. - ADR	23,862	241,006
		40,630,623

Life Sciences Tools & Services - 0.03%
WuXi PharmaTech Cayman,
Inc. - ADR (a)	10,579	181,747

Machinery - 1.87%
Caterpillar, Inc.	41,725	3,628,823
Cummins, Inc.	45,225	5,237,507
Deere & Co.	42,533	3,656,988
		12,523,318

Media - 3.18%
Cheil Worldwide, Inc. (b)	11,614	251,737
Cyfrowy Polsat SA (a)(b)	68,085	355,371
Global Mediacom Tbk PT (b)	1,009,500	242,191
Interpublic Group of Cos, Inc.	596,534	7,772,838
Media Nusantara Citra
Tbk PT (b)	808,000	235,565
Omnicom Group, Inc.	147,788	8,704,713
WPP PLC - ADR	46,301	3,709,636
		21,272,051

Metals & Mining - 0.12%
Grupo Mexico SAB de CV -
Class B (b)	67,800	273,034
Jastrzebska Spolka
Weglowa SA (b)	12,002	344,350
Jiangxi Copper Co., Ltd. (b)	83,000	184,065
		801,449

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report 37

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 67.83% (continued)
Oil, Gas & Consumable Fuels - 4.42%
China Petroleum & Chemical
Corp. - ADR	6,557	$766,644
CNOOC, Ltd. - ADR	2,041	390,852
Cosan, Ltd. - Class A (b)	11,234	219,063
CVR Energy, Inc.	48,455	2,501,247
Delek US Holdings, Inc.	78,605	3,101,753
Gazprom OAO - ADR (a)	34,158	292,090
HollyFrontier Corp.	72,144	3,711,809
Indo Tambangraya Megah
Tbk PT (b)	57,000	208,905
Lukoil OAO - ADR	8,509	548,296
Marathon Petroleum Corp.	51,416	4,606,874
Phillips 66	57,338	4,011,940
PTT PCL (b)	39,500	438,171
Sasol, Ltd. - ADR	5,050	223,917
Tesoro Corp.	62,184	3,640,873
Tupras Turkiye Petrol Rafinerileri
AS (b)	8,144	244,951
Valero Energy Corp.	66,222	3,012,439
Western Refining, Inc.	47,378	1,677,655
		29,597,479

Personal Products - 0.05%
AMOREPACIFIC Group (b)	882	321,437

Pharmaceuticals - 2.12%
Allergan, Inc.	29,073	3,245,419
Aspen Pharmacare Holdings,
Ltd. (b)	15,387	319,821
Dr Reddy's Laboratories,
Ltd. - ADR	6,973	225,577
Kalbe Farma Tbk PT (b)	1,838,500	234,793
Mylan, Inc. (a)	139,173	4,027,667
Pfizer, Inc.	191,935	5,539,244
Richter Gedeon Nyrt (b)	1,072	150,079
Sino Biopharmaceutical (b)	672,000	470,094
		14,212,694

	Shares	Fair Value

Real Estate Investment Trusts (REITs) - 4.89%
American Tower Corp.	30,957	$2,381,212
Apartment Investment &
Management Co. - Class A	86,950	2,665,887
Ashford Hospitality Trust, Inc.	79,412	981,532
Associated Estates Realty Corp.	36,341	677,396
BioMed Realty Trust, Inc.	74,298	1,604,837
Brandywine Realty Trust	119,522	1,774,902
CBL & Associates Properties, Inc.	109,293	2,579,315
Coresite Realty Corp.	21,266	743,885
Corporate Office Properties Trust	69,452	1,852,979
CubeSmart	81,297	1,284,493
DuPont Fabros Technology, Inc.	48,455	1,176,003
LaSalle Hotel Properties	90,180	2,288,768
Lexington Realty Trust	113,600	1,340,480
Liberty Property Trust	40,648	1,615,758
Mack-Cali Realty Corp.	66,491	1,902,307
Omega Healthcare Investors, Inc.	99,333	3,015,750
Parkway Properties, Inc.	36,072	669,136
Pennsylvania Real Estate
Investment Trust	32,842	636,806
Ramco-Gershenson Properties
Trust	60,838	1,022,078
RLJ Lodging Trust	45,763	1,041,566
Sabra Health Care REIT, Inc.	26,381	765,313
STAG Industrial, Inc.	31,765	675,642
		32,696,045

Real Estate Management & Development - 0.58%
Alam Sutera Realty Tbk PT (b)	2,376,000	262,556
Aliansce Shopping Centers
SA (b)	37,900	445,816
BR Properties SA (b)	30,700	341,525
Bumi Serpong Damai PT (b)	3,895,500	703,726
Franshion Properties China,
Ltd. (b)	682,000	223,606
K Wah International
Holdings, Ltd. (b)	507,000	285,577

38 The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 67.83% (continued)
Real Estate Management &
Development - 0.58% (continued)
Megaworld Corp. (b)	2,367,000	$225,625
Multiplan Empreendimentos
Imobiliarios SA (b)	13,800	396,432
New World Development Co.,
Ltd. (b)	141,000	239,637
Shimao Property Holdings,
Ltd. (b)	123,500	238,118
UOL Group, Ltd. (b)	47,000	265,407
Wing Tai Holdings, Ltd. (b)	175,000	269,120
		3,897,145

Road & Rail - 4.97%
Canadian National Railway Co. (b)	41,456	4,158,037
Canadian Pacific Railway, Ltd. (b)	41,725	5,443,861
ComfortDelGro Corp., Ltd. (b)	205,000	316,330
CSX Corp.	173,361	4,269,881
Genesee & Wyoming, Inc.-
Class A (a)	25,304	2,356,055
Kansas City Southern	32,572	3,612,235
Norfolk Southern Corp.	77,259	5,955,124
Union Pacific Corp.	50,339	7,168,777
		33,280,300

Semiconductors & Semiconductor
Equipment - 0.31%
Epistar Corp. (b)	50,000	89,687
Formosa Sumco Technology
Corp. (a)(b)	172,000	182,892
Samsung Electronics Co., Ltd. (b)	713	971,841
Spreadtrum Communications,
Inc.- ADR	24,488	502,249
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR	12,500	214,875
Vanguard International
Semiconductor Corp. (b)	156,000	144,765
		2,106,309

	Shares	Fair Value

Software - 0.10%
Asseco Poland SA (b)	21,247	$274,471
Totvs SA (b)	18,100	371,898
		646,369

Specialty Retail - 1.05%
Pier 1 Imports, Inc.	136,212	3,132,876
Williams-Sonoma, Inc.	75,913	3,911,038
		7,043,914

Textiles, Apparel & Luxury Goods - 0.03%
Shenzhou International Group
Holdings, Ltd. (b)	63,000	177,347

Thrifts & Mortgage Finance - 0.03%
Malaysia Building Society (b)	204,500	179,304

Transportation Infrastructure - 0.08%
Airports of Thailand PCL (b)	57,700	241,887
Arteris SA (b)	27,820	310,862
		552,749

Water Utilities - 0.08%
Cia de Saneamento Basico do
Estado de Sao Paulo - ADR (a)	8,028	383,176
Guangdong Investment, Ltd. (b)	150,000	131,904
		515,080

Wireless Telecommunication Services - 2.78%
Advanced Info Service PCL (b)	34,500	278,725
America Movil SAB de CV -
ADR	187,820	3,936,707
China Mobile, Ltd. - ADR	10,122	537,782
Crown Castle International
Corp. (a)	50,878	3,543,144
ENTEL Chile SA (b)	18,042	381,756
Mobile Telesystems OJSC - ADR	26,736	554,505
MTN Group, Ltd. (b)	14,431	253,585

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report 39

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 67.83% (continued)
Wireless Telecommunication Services - 2.78%
(continued)
Rogers Communications,
Inc. - Class B (b)	76,451	$3,903,588
SK Telecom Co., Ltd. - ADR	251,697	4,497,825
Tim Participacoes SA - ADR	10,601	231,950
Turkcell Iletisim Hizmetleri
AS - ADR (a)	31,182	518,868
		18,638,435

TOTAL COMMON STOCKS
(Cost $371,684,572)		$453,906,582

PREFERRED STOCKS - 0.49%
Commercial Banks - 0.39%
Bancolombia SA - ADR	38,495	$2,434,809
Itau Unibanco Holding
SA - ADR	11,827	210,520
		2,645,329

Food & Staples Retailing - 0.07%
Cia Brasileira de Distribuicao
Grupo Pao de Acucar - ADR	8,279	441,105

Metals & Mining - 0.03%
Vale SA (b)	13,000	215,128

TOTAL PREFERRED STOCKS
(Cost $3,466,573)		$3,301,562

	Shares	Fair Value

INVESTMENT COMPANIES - 13.02%
Exchange Traded Funds - 13.02%
CurrencyShares Japanese
Yen Trust	62,453	$6,498,235
iShares Barclays MBS
Bond Fund	226,661	24,465,789
iShares Core MSCI Emerging
Markets ETF	21,041	1,068,041
iShares Core Total US Bond
Market ETF	42,263	4,679,782
iShares JPMorgan USD Emerging
Markets Bond Fund	72,144	8,474,756
PIMCO 0-5 Year High Yield Corporate
Bond Index Exchange-
Traded Fund	18,844	1,970,517
PowerShares Build America
Bond Portfolio	212,663	6,441,562
PowerShares Emerging Markets
Sovereign Debt Portfolio	202,434	6,028,485
PowerShares Senior Loan
Portfolio	140,519	3,528,432
SPDR Barclays Capital
International Treasury
Bond ETF	245,236	14,346,306
SPDR Barclays Capital Short
Term High Yield Bond ETF	51,685	1,596,033
SPDR Barclays Short Term
International Treasury
Bond ETF	54,377	1,923,314
Vanguard Total Bond Market
ETF	73,221	6,124,204

TOTAL INVESTMENT COMPANIES
(Cost $87,738,529)		$87,145,456

40 The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Troy Ounces	Fair Value

PRECIOUS METALS - 3.88%
Gold Bullion (a)	16,228	$25,934,129

TOTAL PRECIOUS METALS
(Cost $14,545,188)		$25,934,129

	Principal
	Amount	Fair Value

CORPORATE BONDS - 6.43%
Biotechnology - 0.23%
Amgen, Inc.
4.100%, 06/15/2021	$1,417,000	$1,567,799

Capital Markets - 0.41%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	2,339,000	2,756,200

Computers & Peripherals - 0.33%
Hewlett-Packard Co.
4.750%, 06/02/2014	2,118,000	2,212,276

Consumer Finance - 0.22%
Capital One Financial Corp.
7.375%, 05/23/2014	1,383,000	1,484,612

Diversified Financial Services - 0.37%
JPMorgan Chase & Co.
3.150%, 07/05/2016	2,302,000	2,440,776

Diversified Telecommunication Services - 0.56%
AT&T, Inc.
5.100%, 09/15/2014	2,181,000	2,319,326
Cellco Partnership / Verizon Wireless
Capital LLC
5.550%, 02/01/2014	1,336,000	1,388,577
		3,707,903

	Principal
	Amount	Fair Value

Electric Utilities - 0.45%
Duke Energy Corp.
3.950%, 09/15/2014	$1,354,000	$1,416,445
Oncor Electric Delivery Co., LLC
6.800%, 09/01/2018	1,268,000	1,578,278
		2,994,723

Health Care Providers & Services - 0.23%
Coventry Health Care, Inc.
5.950%, 03/15/2017	1,335,000	1,547,803

Industrial Conglomerates - 0.38%
General Electric Co.
5.250%, 12/06/2017	2,169,000	2,540,743

Internet & Catalog Retail - 0.36%
Expedia, Inc.
7.456%, 08/15/2018	2,026,000	2,420,954

Media - 0.36%
Time Warner Cable, Inc.
8.250%, 04/01/2019	1,868,000	2,431,619

Metals & Mining - 0.29%
Nabors Industries, Inc.
9.250%, 01/15/2019	1,500,000	1,929,273

Oil, Gas & Consumable Fuels - 0.98%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,709,000	1,967,242
Enterprise Products Operating, LLC
5.600%, 10/15/2014	1,105,000	1,184,505
Petrobras International Finance Co.
6.125%, 10/06/2016 (b)	1,714,000	1,916,252
Petrohawk Energy Corp.
7.250%, 08/15/2018	1,343,000	1,502,743
		6,570,742

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report 41

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Principal
	Amount	Fair Value

CORPORATE BONDS - 6.43% (continued)
Pharmaceuticals - 0.21%
Hospira, Inc.
6.050%, 03/30/2017	$1,231,000	$1,400,803

Real Estate Investment Trusts (REITs) - 0.23%
Vornado Realty LP
4.250%, 04/01/2015	1,451,000	1,533,646

Semiconductors & Semiconductor
Equipment - 0.22%
KLA-Tencor Corp.
6.900%, 05/01/2018	1,244,000	1,491,315

Software - 0.22%
BMC Software, Inc.
7.250%, 06/01/2018	1,260,000	1,436,245

Tobacco - 0.10%
Altria Group, Inc.
9.700%, 11/10/2018	495,000	688,876

Wireless Telecommunication Services - 0.28%
Rogers Communications, Inc.
6.375%, 03/01/2014 (b)	1,752,000	1,841,930

TOTAL CORPORATE BONDS
(Cost $41,261,248)		$42,998,238

UNITED STATES TREASURY
OBLIGATIONS - 2.30%
United States Treasury Inflation
Indexed Bonds - 1.27%
1.250%, 07/15/2020	$3,590,128	$4,288,239
0.125%, 01/15/2022	3,866,234	4,206,644
		8,494,883

	Principal
	Amount	Fair Value

United States Treasury Notes - 1.03%
1.375%, 09/30/2018	$3,344,000	$3,433,870
1.000%, 11/30/2019	3,463,000	3,427,560
		6,861,430

TOTAL UNITED STATES TREASURY
OBLIGATIONS
(Cost $15,312,057)		$15,356,313

FOREIGN GOVERNMENT BONDS - 0.48%
Mexico Government International Bond
5.625%, 01/15/2017 (b)	$2,800,000	$3,220,000

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $3,235,793)		$3,220,000

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 4.11%
Money Market Funds - 4.11%
Fidelity Institutional Money Market
Funds - Government Portfolio
0.01% (c)	27,475,534	$27,475,534

TOTAL SHORT-TERM INVESTMENTS
(Cost $27,475,534)		$27,475,534

Total Investments
(Cost $564,719,494) - 98.54%		$659,337,814

Other Assets in Excess of
Liabilities - 1.46%		9,809,660
TOTAL NET ASSETS - 100.00%		$669,147,474

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a)  Non-income producing security.
(b)  Foreign issued security.
(c)  The rate quoted is the annualized seven-day yield as of March 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

42 The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Asset Allocation Fund

Consolidated Schedule of Investments
March 31, 2013  (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 66.88%
Aerospace & Defense - 0.99%
L-3 Communications Holdings,
Inc.	12,899	$1,043,787
Raytheon Co.	17,201	1,011,247
Safran SA (b)	31,143	1,389,953
		3,444,987

Air Freight & Logistics - 0.44%
FedEx Corp.	15,385	1,510,807

Airlines - 1.00%
Delta Air Lines, Inc. (a)	126,747	2,092,593
Southwest Airlines Co.	102,063	1,375,809
		3,468,402

Auto Components - 0.48%
Magna International, Inc. (b)	28,604	1,679,055

Automobiles - 0.64%
Dongfeng Motor Group Co.,
Ltd. (b)	396,000	558,211
Hyundai Motor Co. (b)	2,998	606,031
Toyota Motor Corp. - ADR	10,339	1,061,195
		2,225,437

Beverages - 0.67%
Anheuser-Busch InBev NV - ADR	23,390	2,328,474

Biotechnology - 2.20%
Biogen Idec, Inc. (a)	11,177	2,156,155
Celgene Corp. (a)	25,077	2,906,675
Cubist Pharmaceuticals, Inc. (a)	14,641	685,492
Gilead Sciences, Inc. (a)	25,097	1,227,996
United Therapeutics Corp. (a)	10,280	625,744
		7,602,062

	Shares	Fair Value

Capital Markets - 1.27%
Aberdeen Asset Management
PLC (b)	158,974	$1,038,902
Ameriprise Financial, Inc.	17,790	1,310,234
Blackrock, Inc.	4,146	1,065,024
Goldman Sachs Group, Inc.	6,559	965,157
		4,379,317

Chemicals - 2.00%
Agrium, Inc. (b)	14,435	1,407,412
CF Industries Holdings, Inc.	4,817	917,012
Huntsman Corp.	44,874	834,208
LyondellBasell Industries
NV - Class A (b)	26,621	1,684,843
Monsanto Co.	9,871	1,042,674
Valspar Corp.	16,477	1,025,693
		6,911,842

Commercial Banks - 2.61%
Banco Santander SA - ADR	173,531	1,181,746
Bank of China, Ltd. (b)	1,361,000	633,221
Credicorp, Ltd. (b)	6,808	1,130,468
DBS Group Holdings, Ltd. (b)	47,000	608,313
M&T Bank Corp.	14,244	1,469,411
Nordea Bank AB (b)	157,978	1,792,215
PNC Financial Services
Group, Inc.	14,731	979,612
Sberbank of Russia - ADR	45,753	588,618
Turkiye Vakiflar Bankasi Tao (b)	200,725	644,066
		9,027,670

Communications Equipment - 1.06%
Cisco Systems, Inc.	52,583	1,099,511
QUALCOMM, Inc.	38,475	2,575,901
		3,675,412

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report 43

Leuthold Asset Allocation Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 66.88% (continued)
Computers & Peripherals - 1.60%
Apple, Inc.	7,132	$3,156,837
EMC Corp. (a)	62,637	1,496,398
SanDisk Corp. (a)	15,970	878,350
		5,531,585

Construction Materials - 0.20%
Semen Indonesia Persero
Tbk PT (b)	383,500	700,527

Consumer Finance - 0.65%
Discover Financial Services	50,482	2,263,613

Distributors - 0.19%
Jardine Cycle & Carriage, Ltd. (b)	16,000	661,633

Diversified Financial Services - 2.01%
Bank of America Corp.	112,889	1,374,988
Citigroup, Inc.	30,186	1,335,429
JPMorgan Chase & Co.	65,723	3,119,213
Moody's Corp.	20,950	1,117,054
		6,946,684

Diversified Telecommunication Services - 0.72%
CenturyLink, Inc.	24,212	850,567
Verizon Communications, Inc.	33,631	1,652,964
		2,503,531

Electric Utilities - 0.16%
Tauron Polska Energia SA (b)	415,602	546,794

Electrical Equipment - 0.47%
Eaton Corp PLC (b)	26,815	1,642,419

Electronic Equipment & Instruments - 0.29%
Hitachi (b)	174,000	1,015,815

Energy Equipment & Services - 0.73%
Ensco PLC - Class A (b)	17,046	1,022,760
National Oilwell Varco, Inc.	21,126	1,494,665
		2,517,425

	Shares	Fair Value

Food & Staples Retailing - 1.76%
BIM Birlesik Magazalar AS (b)	12,989	$633,111
Costco Wholesale Corp.	9,895	1,049,958
CVS Caremark Corp.	40,397	2,221,431
Wal-Mart Stores, Inc.	29,009	2,170,744
		6,075,244

Food Products - 0.96%
Bunge, Ltd.	19,583	1,445,813
ConAgra Foods, Inc.	35,475	1,270,360
Viscofan SA (b)	11,624	609,495
		3,325,668

Health Care Equipment & Supplies - 0.24%
Zimmer Holdings, Inc.	10,997	827,194

Health Care Providers & Services - 1.63%
Aetna, Inc.	21,134	1,080,370
DaVita HealthCare Partners,
Inc. (a)	9,859	1,169,179
HealthSouth Corp. (a)	44,672	1,178,001
UnitedHealth Group, Inc.	17,377	994,138
WellPoint, Inc.	18,336	1,214,393
		5,636,081

Household Durables - 0.18%
Haier Electronics Group
Co., Ltd. (a)(b)	399,000	636,773

Independent Power Producers &
Energy Traders - 0.30%
AES Corp.	83,747	1,052,700

Industrial Conglomerates - 1.05%
Bidvest Group, Ltd. (b)	23,264	613,239
General Electric Co.	46,219	1,068,583
Siemens AG - ADR	18,032	1,943,850
		3,625,672

44 The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Asset Allocation Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 66.88% (continued)
Insurance - 2.58%
Allianz SE (b)	6,538	$891,278
Aon PLC (b)	19,898	1,223,727
Berkshire Hathaway, Inc. (a)	20,054	2,089,627
Everest Re Group, Ltd. (b)	9,669	1,255,616
PICC Property & Casualty
Co., Ltd. (a)(b)	442,000	569,757
Prudential Financial, Inc.	13,207	779,081
Sun Life Financial, Inc. (b)	78,322	2,137,407
		8,946,493

Internet & Catalog Retail - 0.42%
Priceline.com, Inc. (a)	2,093	1,439,837

Internet Software & Services - 1.59%
eBay, Inc. (a)	18,074	979,972
Google, Inc. - Class A (a)	3,624	2,877,565
Sohu.com, Inc. (a)(b)	13,686	678,962
Yahoo!, Inc. (a)	40,720	958,142
		5,494,641

IT Services - 2.74%
Accenture PLC - Class A (b)	11,177	849,117
Amadeus IT Holding SA (b)	23,956	649,402
Amdocs, Ltd.	22,938	831,503
Cognizant Technology Solutions
Corp. - Class A (a)	13,203	1,011,482
International Business
Machines Corp.	9,559	2,038,935
Mastercard, Inc. - Class A	3,800	2,056,294
Visa, Inc. - Class A	12,022	2,041,816
		9,478,549

Life Sciences Tools & Services - 0.38%
Life Technologies Corp. (a)	20,315	1,312,958

	Shares	Fair Value

Machinery - 0.70%
Oshkosh Corp. (a)	21,414	$909,881
Valmont Industries, Inc.	9,715	1,527,878
		2,437,759

Media - 0.95%
Publicis Groupe SA (b)	16,398	1,100,614
The Walt Disney Co.	19,337	1,098,341
WPP PLC - ADR	13,472	1,079,377
		3,278,332

Metals & Mining - 0.70%
BHP Billiton, Ltd. - ADR	14,025	959,730
Fortescue Metals Group, Ltd. (b)	136,960	567,018
Grupo Mexico SAB de CV
- Class B (b)	222,300	895,215
		2,421,963

Multi-Utilities - 0.56%
Alliant Energy Corp.	16,964	851,254
Ameren Corp.	30,751	1,076,900
		1,928,154

Office Electronics - 0.31%
Canon, Inc. - ADR	29,614	1,086,538

Oil, Gas & Consumable Fuels - 5.48%
Chevron Corp.	36,811	4,373,883
CNOOC, Ltd. - ADR	2,703	517,625
ConocoPhillips	36,472	2,191,967
Cosan, Ltd. - Class A (b)	56,144	1,094,808
Exxon Mobil Corp.	21,321	1,921,235
HollyFrontier Corp.	17,498	900,272
Phillips 66	18,324	1,282,130
PTT PCL (b)	55,000	610,111
Royal Dutch Shell PLC - ADR	25,697	1,674,417
Sasol, Ltd. - ADR	13,690	607,015
Statoil ASA - ADR	38,284	942,552
Total SA - ADR	59,628	2,860,951
		18,976,966

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report 45

Leuthold Asset Allocation Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 66.88% (continued)
Pharmaceuticals - 4.51%
Allergan, Inc.	14,579	$1,627,454
Eli Lilly & Co.	49,578	2,815,535
GlaxoSmithKline PLC - ADR	21,192	994,117
Merck & Co., Inc.	47,193	2,087,346
Novo Nordisk A/S - ADR	11,782	1,902,793
Pfizer, Inc.	85,115	2,456,419
Shire PLC - ADR	15,479	1,414,162
Sino Biopharmaceutical (b)	1,220,000	853,445
Teva Pharmaceutical
Industries, Ltd. - ADR	36,383	1,443,677
		15,594,948

Real Estate Investment Trusts (REITs) - 10.52%
American Tower Corp.	34,363	2,643,202
Apartment Investment &
Management Co. - Class A	96,667	2,963,810
Ashford Hospitality Trust, Inc.	87,674	1,083,651
Associated Estates Realty Corp.	40,465	754,268
BioMed Realty Trust, Inc.	82,857	1,789,711
Brandywine Realty Trust	133,278	1,979,178
CBL & Associates Properties,
Inc.	121,716	2,872,498
Coresite Realty Corp.	23,765	831,300
Corporate Office Properties
Trust	77,398	2,064,979
CubeSmart	88,959	1,405,552
DuPont Fabros Technology, Inc.	53,953	1,309,439
LaSalle Hotel Properties	100,520	2,551,198
Lexington Realty Trust	126,534	1,493,101
Liberty Property Trust	45,282	1,799,959
Mack-Cali Realty Corp.	73,865	2,113,278
Omega Healthcare Investors,
Inc.	110,797	3,363,797
Parkway Properties, Inc.	42,713	792,326
Pennsylvania Real Estate
Investment Trust	36,611	709,887

	Shares	Fair Value

Real Estate Investment Trusts (REITs) - 10.52%
(continued)
Ramco-Gershenson
Properties Trust	67,121	$1,127,633
RLJ Lodging Trust	51,063	1,162,194
Sabra Health Care REIT, Inc.	29,225	847,817
STAG Industrial, Inc.	35,327	751,405
		36,410,183

Real Estate Management & Development - 0.64%
Altisource Portfolio Solutions
SA (a)(b)	10,600	739,350
BR Properties SA (b)	48,800	542,880
Bumi Serpong Damai PT (b)	5,189,500	937,488
		2,219,718

Road & Rail - 0.79%
Canadian Pacific Railway,
Ltd. (b)	12,432	1,622,003
West Japan Railway Co. (b)	22,900	1,101,728
		2,723,731

Semiconductors & Semiconductor
Equipment - 0.71%
Samsung Electronics Co., Ltd. (b)	1,806	2,461,633

Software - 1.98%
Activision Blizzard, Inc.	77,169	1,124,353
Microsoft Corp.	92,492	2,646,196
Oracle Corp.	56,780	1,836,265
Symantec Corp. (a)	50,237	1,239,849
		6,846,663

Specialty Retail - 1.95%
Bed Bath & Beyond, Inc. (a)	17,798	1,146,547
Foot Locker, Inc.	41,558	1,422,946
The Home Depot, Inc.	35,568	2,481,935
TJX Cos, Inc.	35,989	1,682,486
		6,733,914

46 The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Asset Allocation Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 66.88% (continued)
Textiles, Apparel & Luxury Goods - 0.33%
LVMH Moet Hennessy Louis
Vuitton SA (b)	6,653	$1,143,055

Tobacco - 0.47%
Philip Morris International, Inc.	17,568	1,628,729

Trading Companies & Distributors - 0.34%
Mitsubishi Corp. (b)	62,200	1,171,466

Transportation Infrastructure - 0.24%
Airports of Thailand PCL (b)	195,000	817,468

Water Utilities - 0.22%
Cia de Saneamento Basico do
Estado de Sao Paulo - ADR (a)	16,056	766,353

Wireless Telecommunication Services - 1.27%
China Mobile, Ltd. - ADR	19,111	1,015,367
Crown Castle International
Corp. (a)	13,437	935,753
Turkcell Iletisim Hizmetleri
AS - ADR (a)	38,573	641,855
Vodafone Group PLC - ADR	62,953	1,788,495
		4,381,470

TOTAL COMMON STOCKS
(Cost $195,879,587)		$231,464,344

PREFERRED STOCKS - 0.19%
Commercial Banks - 0.19%
Itau Unibanco Holding
SA - ADR	36,928	$657,318

TOTAL PREFERRED STOCKS
(Cost $599,931)		$657,318

	Shares	Fair Value

INVESTMENT COMPANIES - 9.37%
Exchange Traded Funds - 9.37%
iShares Barclays MBS
Bond Fund	93,469	$10,089,044
iShares JPMorgan USD Emerging
Markets Bond Fund	17,456	2,050,556
PIMCO 0-5 Year High Yield
Corporate Bond Index
Exchange-Traded Fund	10,081	1,054,170
PowerShares Build America
Bond Portfolio	139,796	4,234,421
PowerShares Emerging Markets
Sovereign Debt Portfolio	56,351	1,678,133
PowerShares Senior Loan
Portfolio	82,972	2,083,427
SPDR Barclays Capital
International Treasury
Bond ETF	29,222	1,709,487
SPDR Barclays Capital Short Term
High Yield Bond ETF	33,732	1,041,644
Vanguard FTSE Emerging
Markets ETF	70,626	3,029,149
Vanguard FTSE Europe ETF	41,355	2,031,771
Vanguard Mortgage-Backed
Securities ETF	66,038	3,443,222

TOTAL INVESTMENT COMPANIES
(Cost $32,496,864)		$32,445,024

	Troy Ounces	Fair Value

PRECIOUS METALS - 4.85%
Gold Bullion (a)	10,492	$16,766,621

TOTAL PRECIOUS METALS
(Cost $9,400,412)		$16,766,621

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report 47

Leuthold Asset Allocation Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Principal
	Amount	Fair Value

CORPORATE BONDS - 9.44%
Capital Markets - 0.68%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	$1,987,000	$2,341,415

Computers & Peripherals - 0.54%
Hewlett-Packard Co.
4.750%, 06/02/2014	1,800,000	1,880,122

Consumer Finance - 0.36%
Capital One Financial Corp.
7.375%, 05/23/2014	1,175,000	1,261,330

Diversified Financial Services - 0.60%
JPMorgan Chase & Co.
3.150%, 07/05/2016	1,956,000	2,073,917

Diversified Telecommunication Services - 0.91%
AT&T, Inc.
5.100%, 09/15/2014	1,853,000	1,970,523
Cellco Partnership / Verizon
Wireless Capital LLC
5.550%, 02/01/2014	1,135,000	1,179,667
		3,150,190

Electric Utilities - 0.74%
Duke Energy Corp.
3.950%, 09/15/2014	1,150,000	1,203,037
Oncor Electric Delivery Co., LLC
6.800%, 09/01/2018	1,078,000	1,341,786
		2,544,823

Health Care Providers & Services - 0.38%
Coventry Health Care, Inc.
5.950%, 03/15/2017	1,134,000	1,314,763

Industrial Conglomerates - 0.62%
General Electric Co.
5.250%, 12/06/2017	1,843,000	2,158,870

	Principal
	Amount	Fair Value

Internet & Catalog Retail - 0.59%
Expedia, Inc.
7.456%, 08/15/2018	$1,700,000	$2,031,403

Media - 0.60%
Time Warner Cable, Inc.
8.250%, 04/01/2019	1,587,000	2,065,834

Metals & Mining - 0.47%
Nabors Industries, Inc.
9.250%, 01/15/2019	1,275,000	1,639,882

Oil, Gas & Consumable Fuels - 1.61%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,452,000	1,671,407
Enterprise Products Operating, LLC
5.600%, 10/15/2014	939,000	1,006,561
Petrobras International Finance Co.
6.125%, 10/06/2016 (b)	1,456,000	1,627,808
Petrohawk Energy Corp.
7.250%, 08/15/2018	1,141,000	1,276,716
		5,582,492

Semiconductors & Semiconductor
Equipment - 0.37%
KLA-Tencor Corp.
6.900%, 05/01/2018	1,057,000	1,267,138

Software - 0.35%
BMC Software, Inc.
7.250%, 06/01/2018	1,071,000	1,220,808

Tobacco - 0.17%
Altria Group, Inc.
9.700%, 11/10/2018	421,000	585,893

Wireless Telecommunication Services - 0.45%
Rogers Communications, Inc.
6.375%, 03/01/2014 (b)	1,488,000	1,564,379

TOTAL CORPORATE BONDS
(Cost $31,284,693)		$32,683,259

48 The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Asset Allocation Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Principal
	Amount	Fair Value
UNITED STATES TREASURY
OBLIGATIONS - 5.50%
United States Treasury Inflation
Indexed Bonds - 2.83%
1.250%, 07/15/2020	$2,111,840	$2,522,494
0.625%, 07/15/2021	2,043,440	2,337,184
0.125%, 01/15/2022	2,034,860	2,214,023
0.125%, 07/15/2022	2,503,450	2,728,175
		9,801,876
United States Treasury Obligations - 2.67%
0.625%, 11/30/2017	3,700,000	3,687,572
1.375%, 09/30/2018	2,700,000	2,772,562
1.000%, 11/30/2019	2,800,000	2,771,345
		9,231,479
TOTAL UNITED STATES TREASURY
OBLIGATIONS
(Cost $18,957,690)		$19,033,355

FOREIGN GOVERNMENT BONDS - 0.74%
Province of Manitoba Canada
1.300%, 04/03/2017 (b)	$2,500,000	$2,546,500

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $2,552,550)		$2,546,500

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 3.13%
Money Market Funds - 3.13%
Fidelity Institutional Money Market
Funds - Government Portfolio
0.01% (c)(d)	10,839,107	$10,839,107

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,839,107)		$10,839,107

Total Investments
(Cost $302,010,834) - 100.10%		$346,435,528

Liabilities in Excess of
Other Assets - (0.10)%		(354,814)

TOTAL NET ASSETS - 100.00%		$346,080,714

Percentages are stated as a percent of net assets.
ADR  American Depository Receipt
(a) Non-income producing security.
(b) Foreign issued security.
(c) The rate quoted is the annualized seven-day yield as of March 31, 2013.
(d) All or a portion of the assets have been committed as collateral for futures contracts.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report	49

Leuthold Global Fund

Consolidated Schedule of Investments
March 31, 2013  (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 68.23%
Airlines - 4.91%
Alaska Air Group, Inc. (a)	25,813	$1,651,000
China Eastern Airlines Corp.,
Ltd. (a)(b)	1,344,000	586,708
China Southern Airlines
Co., Ltd. (a)(b)	950,000	543,767
Copa Holdings SA - Class A (b)	12,061	1,442,616
Delta Air Lines, Inc. (a)	95,734	1,580,568
easyJet PLC (b)	106,903	1,758,948
JetBlue Airways Corp. (a)	346,059	2,387,807
Ryanair Holdings PLC - ADR	31,699	1,324,384
Southwest Airlines Co.	104,053	1,402,634
U.S. Airways Group, Inc. (a)	152,679	2,590,963
United Continental Holdings,
Inc. (a)	43,528	1,393,331
Westjet Airlines, Ltd. (b)	28,942	704,283
		17,367,009
Auto Components - 5.01%
Brembo SpA (b)	45,811	736,764
Cie Generale des Etablissements
Michelin (b)	25,049	2,098,629
Continental AG (a)(b)	18,966	2,273,276
Cooper Tire & Rubber Co.	47,572	1,220,698
Dana Holding Corp.	68,751	1,225,830
GKN PLC (b)	275,906	1,111,864
Leoni AG (b)	25,072	974,411
Magna International, Inc. (b)	32,162	1,887,909
Plastic Omnium SA (b)	17,761	822,983
Showa Corp. (b)	107,700	1,157,507
Sumitomo Rubber Industries,
Ltd. (b)	76,500	1,284,310
Tianneng Power International,
Ltd. (b)	812,000	544,354
TRW Automotive Holdings
Corp. (a)	43,818	2,409,990
		17,748,525

	Shares	Fair Value
Automobiles - 3.55%
Daihatsu Motor Co. Ltd. (b)	35,000	$728,318
Dongfeng Motor Group Co.,
Ltd. (b)	418,000	589,223
Ford Motor Co.	93,116	1,224,475
Geely Automobile Holdings,
Ltd. (b)	1,215,000	592,630
General Motors Co. (a)	44,745	1,244,806
Hyundai Motor Co. (b)	6,616	1,337,391
Kia Motors Corp. (a)(b)	26,300	1,334,408
Nissan Motor Co., Ltd. (b)	134,400	1,303,738
Porsche Automobil Holding
SE (b)	22,501	1,648,575
Tata Motors, Ltd. - ADR	39,207	957,043
Thor Industries, Inc.	14,587	536,656
Volkswagen AG (b)	5,700	1,075,049
		12,572,312
Beverages - 0.02%
Crimson Wine Group, Ltd. (a)	6,721	62,501

Capital Markets - 0.56%
KKR & Co. LP	102,002	1,970,679

Chemicals - 4.96%
Agrium, Inc. (b)	21,851	2,130,473
Alent PLC (b)	105,918	607,701
CF Industries Holdings, Inc.	14,737	2,805,483
Chr. Hansen Holding A/S (b)	55,149	2,048,236
CVR Partners LP	35,418	885,804
Dongyue Group (b)	1,634,000	951,014
Gubre Fabrikalari TAS (a)(b)	91,505	834,777
Innophos Holdings, Inc.	17,564	958,292
Israel Chemicals, Ltd. (b)	85,654	1,109,916
Mosaic Co.	38,685	2,306,013
Rockwood Holdings, Inc.	32,498	2,126,669
Yara International ASA (b)	17,400	794,289
		17,558,667

50	The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 68.23% (continued)
Commercial Banks - 3.91%
Bank Negara Indonesia
Persero Tbk PT (b)	3,226,500	$1,680,861
BB&T Corp.	34,028	1,068,139
Fifth Third Bancorp	130,689	2,131,538
Huntington Bancshares, Inc.	305,091	2,254,622
KeyCorp	118,246	1,177,730
PNC Financial Services
Group, Inc.	16,950	1,127,175
SunTrust Banks, Inc.	59,866	1,724,739
Synovus Financial Corp.	400,097	1,108,269
Webster Financial Corp.	64,290	1,559,675
		13,832,748
Construction Materials - 1.02%
China Shanshui Cement
Group, Ltd. (b)	1,495,000	862,696
Imerys SA (b)	16,579	1,080,291
James Hardie Industries
PLC (b)	157,638	1,653,654
		3,596,641
Consumer Finance - 0.36%
Provident Financial PLC (b)	53,411	1,272,025

Containers & Packaging - 0.68%
Graphic Packaging Holding
Co. (a)	137,733	1,031,620
Smurfit Kappa Group PLC (b)	82,607	1,369,581
		2,401,201
Diversified Financial Services - 1.46%
Groupe Bruxelles Lambert
SA (b)	19,012	1,456,283
Investor AB (b)	64,278	1,859,343
Leucadia National Corp.	67,302	1,846,094
		5,161,720

	Shares	Fair Value
Diversified Telecommunication Services - 2.41%
Asia Pacific Telecom Co.,
Ltd. (a)(b)	1,536,847	$730,327
Jasmine International PCL (b) 16,622,300		3,730,831
Telekom Malaysia Bhd (b)	495,900	863,201
Telekomunikasi Indonesia
Persero Tbk PT - ADR	24,550	1,106,714
Time dotCom Bhd (b)	436,800	555,020
Verizon Communications, Inc.	31,815	1,563,707
		8,549,800
Food & Staples Retailing - 4.56%
Aeon Co., Ltd. (b)	177,300	2,295,602
Arcs Co., Ltd. (a)(b)	48,700	1,092,488
Casey's General Stores, Inc.	38,894	2,267,520
Delhaize Group SA (b)	50,480	2,755,688
Matsumotokiyoshi Holdings
Co., Ltd. (b)	40,600	1,163,810
Migros Ticaret AS (a)(b)	84,693	1,041,804
Safeway, Inc.	110,610	2,914,574
Wal-Mart Stores, Inc.	34,839	2,607,003
		16,138,489
Gas Utilities - 0.44%
Osaka Gas Co., Ltd. (b)	359,000	1,569,933

Health Care Providers & Services - 3.92%
Bangkok Dusit Medical
Services PCL (b)	329,000	1,841,787
Community Health Systems, Inc.	40,690	1,928,299
HCA Holdings, Inc.	46,320	1,881,982
KPJ Healthcare Bhd (b)	479,700	918,860
Life Healthcare Group
Holdings, Ltd. (b)	247,590	931,630
LifePoint Hospitals, Inc. (a)	47,502	2,301,947
Ramsay Health Care, Ltd. (b)	40,110	1,350,027
Select Medical Holdings Corp.	94,842	853,578
Universal Health Services, Inc. -
Class B	29,115	1,859,575
		13,867,685

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report	51

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value
Household Durables - 0.51%
Helen of Troy Corp., Ltd. (a)(b)	30,128	$1,155,710
TCL Multimedia Technology
Holdings, Ltd. (b)	862,000	670,123
		1,825,833
Industrial Conglomerates - 0.66%
Alfa S.A.B. de CV -
Class A (b)	497,800	1,214,731
Turkiye Sise ve Cam Fabrikalari
AS (b)	671,981	1,141,123
		2,355,854
Insurance - 9.50%
Allianz SE (b)	15,792	2,152,807
Allstate Corp.	34,943	1,714,653
American International
Group, Inc. (a)	57,605	2,236,226
Assurant, Inc.	26,149	1,176,967
Catlin Group, Ltd. (b)	126,170	1,001,346
Endurance Specialty
Holdings, Ltd. (b)	25,674	1,227,474
Everest Re Group, Ltd. (b)	17,796	2,310,989
Genworth Financial, Inc. -
Class A (a)	176,314	1,763,140
Gjensidige Forsikring
ASA (b)	69,237	1,145,702
Hannover Rueckversicherung
SE (b)	31,282	2,462,860
Liberty Holdings, Ltd. (b)	82,584	1,078,225
Montpelier Re Holdings,
Ltd. (b)	43,519	1,133,670
Muenchener Rueckversicherungs
AG (b)	13,185	2,471,236
PartnerRe, Ltd. (b)	24,759	2,305,311
Platinum Underwriters
Holdings, Ltd. (b)	20,421	1,139,696

	Shares	Fair Value
Insurance - 9.50% (continued)
Powszechny Zaklad Ubezpieczen
SA (b)	8,608	$1,068,263
SCOR SE (b)	74,613	2,146,380
Swiss Re AG (b)	29,857	2,431,615
Validus Holdings, Ltd. (b)	56,226	2,101,166
Vienna Insurance Group AG Wiener
Versicherung Gruppe (b)	11,250	546,028
		33,613,754
Media - 2.49%
CBS Corp. - Class B	28,814	1,345,326
ITV PLC (b)	691,677	1,363,801
Liberty Media Corp. (a)	8,689	969,953
Metropole Television SA (b)	70,581	1,098,002
ProSiebenSat.1 Media AG (b)	36,136	1,293,472
Quebecor Inc. - Class B (b)	27,343	1,158,750
Starz - Liberty Capital (a)	8,689	192,461
TV Asahi Corp. (b)	71,800	1,376,850
		8,798,615

Bangchak Petroleum PCL (b)	661,600	815,598
Chevron Corp.	13,451	1,598,248
Delek US Holdings, Inc.	25,002	986,579
HollyFrontier Corp.	43,320	2,228,814
Marathon Petroleum Corp.	31,062	2,783,155
Parkland Fuel Corp. (b)	33,970	571,824
Phillips 66	37,191	2,602,255
SK Innovation Co., Ltd. (b)	8,029	1,182,235
Tesoro Corp.	45,104	2,640,839
Valero Energy Corp.	40,574	1,845,711
Western Refining, Inc.	23,925	847,184
		18,102,442
Paper & Forest Products - 0.01%
China Forestry Holdings
Co., Ltd. (a)(b)(d)(e)	2,484,000	48,000

52	The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 68.23% (continued)
Real Estate Investment Trusts (REITs) - 5.00%
American Tower Corp.	16,703	$1,284,795
Apartment Investment &
Management Co. - Class A	47,073	1,443,258
Ashford Hospitality Trust, Inc.	42,758	528,489
Associated Estates Realty Corp.	19,674	366,723
BioMed Realty Trust, Inc.	40,223	868,817
Brandywine Realty Trust	64,707	960,899
CBL & Associates Properties,
Inc.	59,169	1,396,388
Coresite Realty Corp.	11,513	402,725
Corporate Office Properties
Trust	37,600	1,003,168
CubeSmart	43,834	692,577
DuPont Fabros Technology, Inc.	26,233	636,675
LaSalle Hotel Properties	48,822	1,239,102
Lexington Realty Trust	61,501	725,712
Liberty Property Trust	22,006	874,739
Mack-Cali Realty Corp.	35,997	1,029,874
Omega Healthcare Investors, Inc.	53,777	1,632,670
Parkway Properties, Inc.	19,384	359,573
Pennsylvania Real Estate
Investment Trust	17,780	344,754
Ramco-Gershenson Properties
Trust	32,728	549,831
RLJ Lodging Trust	24,775	563,879
Sabra Health Care REIT, Inc.	14,282	414,321
STAG Industrial, Inc.	17,197	365,780
		17,684,749

	Shares	Fair Value
Real Estate Management & Development - 2.47%
Beijing Capital Land,
Ltd. (b)	1,158,000	S427,473
Brasil Brokers Participacoes
SA (b)	172,600	618,396
Daikyo, Inc. (b)	406,000	1,429,332
Greentown China Holding,
Ltd. (a)(b)	643,000	1,213,996
K Wah International Holdings,
Ltd. (b)	1,981,000	1,115,836
Keppel Land Ltd (b)	162,000	516,695
KLCC Property Holdings
Bhd (b)	258,400	556,524
KWG Property Holding,
Ltd. (b)	1,129,500	709,684
Nomura Real Estate Holdings,
Inc. (b)	29,000	650,863
Wheelock & Co., Ltd. (b)	93,000	496,562
Yanlord Land Group, Ltd. (b)	823,000	999,914
		8,735,275
Road & Rail - 4.07%
AMERCO	7,380	1,280,725
Canadian National Railway
Co. (b)	22,222	2,228,866
CSX Corp.	98,619	2,428,986
DSV A/S (b)	42,393	1,025,918
Norfolk Southern Corp.	24,446	1,884,298
Ryder System, Inc.	16,684	996,869
Stagecoach Group PLC (b)	242,261	1,145,438
TransForce, Inc. (b)	22,511	485,299
Union Pacific Corp.	12,234	1,742,244
Werner Enterprises, Inc.	48,869	1,179,698
		14,398,341

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report	53

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 68.23% (continued)
Freenet AG (b)	53,075	$1,290,992
MetroPCS Communications,
Inc. (a)	89,095	971,136
		2,262,128
TOTAL COMMON STOCKS
(Cost $201,546,557)		$241,494,926

PREFERRED STOCKS - 0.83%
Containers & Packaging - 0.33%
Klabin SA (b)	172,600	$1,180,419

Diversified Telecommunication Services - 0.50%
Telefonica Brasil SA - ADR	66,225	1,766,883

TOTAL PREFERRED STOCKS
(Cost $2,436,125)		$2,947,302

INVESTMENT COMPANIES - 11.02%
Closed End Funds - 0.27%
Apollo Investment Corp.	114,457	$956,860

Exchange Traded Funds - 10.75%
CurrencyShares Japanese
Yen Trust	33,500	3,485,675
iShares Barclays MBS Bond
Fund	95,429	10,300,606
iShares JPMorgan USD Emerging
Markets Bond Fund	30,287	3,557,814
PIMCO 0-5 Year High Yield
Corporate Bond Index Exchange-
Traded Fund	13,815	1,444,634
PowerShares Build America
Bond Portfolio	118,037	3,575,341
PowerShares Emerging Markets
Sovereign Debt Portfolio	81,729	2,433,889
PowerShares Senior
Loan Portfolio	35,124	881,964
	Shares	Fair Value
SPDR Barclays Capital International
Treasury Bond ETF	167,082	$9,774,297
SPDR Barclays Capital Short Term
High Yield Bond ETF	28,427	877,826
SPDR Barclays Short Term
International Treasury
Bond ETF	48,600	1,718,982
		38,051,028
TOTAL INVESTMENT COMPANIES
(Cost $38,778,112)		$39,007,888

	Troy Ounces	Fair Value
PRECIOUS METALS - 3.87%
Gold Bullion (a)	8,580	$13,711,669

TOTAL PRECIOUS METALS
(Cost $9,557,595)		$13,711,669

	Principal
	Amount	Fair Value
CORPORATE BONDS - 5.52%
Biotechnology - 0.23%
Amgen, Inc.
4.100%, 06/15/2021	$731,000	$808,794

Computers & Peripherals - 0.29%
Hewlett-Packard Co.
4.750%, 06/02/2014	1,000,000	1,044,512

Consumer Finance - 0.22%
Capital One Financial Corp.
7.375%, 05/23/2014	713,000	765,385

Diversified Financial Services - 0.33%
JPMorgan Chase & Co.
3.150%, 07/05/2016	1,120,000	1,187,519

54	The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Principal
	Amount	Fair Value
CORPORATE BONDS - 5.52% (continued)
Diversified Telecommunication Services - 0.49%
AT&T, Inc.
5.100%, 09/15/2014	$1,031,000	$1,096,389
Cellco Partnership /
Verizon Wireless Capital LLC
5.550%, 02/01/2014	631,000	655,832
		1,752,221
Electric Utilities - 0.42%
Duke Energy Corp.
3.950%, 09/15/2014	640,000	669,516
Oncor Electric Delivery Co., LLC
6.800%, 09/01/2018	654,000	814,033
		1,483,549
Health Care Providers & Services - 0.23%
Coventry Health Care, Inc.
5.950%, 03/15/2017	689,000	798,829

Industrial Conglomerates - 0.34%
General Electric Co.
5.250%, 12/06/2017	1,025,000	1,200,674

Internet & Catalog Retail - 0.33%
Expedia, Inc.
7.456%, 08/15/2018	970,000	1,159,095

Media - 0.32%
Time Warner Cable, Inc.
8.250%, 04/01/2019	883,000	1,149,421

Metals & Mining - 0.26%
Nabors Industries, Inc.
9.250%, 01/15/2019	709,000	911,903

	Principal
	Amount	Fair Value
Oil, Gas & Consumable Fuels - 0.90%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	$808,000	$930,094
Enterprise Products Operating, LLC
5.600%, 10/15/2014	523,000	560,630
Petrobras International Finance Co.
6.125%, 10/06/2016 (b)	810,000	905,580
Petrohawk Energy Corp.
7.250%, 08/15/2018	692,000	774,310
		3,170,614
Pharmaceuticals - 0.19%
Hospira, Inc.
6.050%, 03/30/2017	581,000	661,143

Real Estate Investment Trusts (REITs) - 0.22%
Vornado Realty LP
4.250%, 04/01/2015	745,000	787,434

Semiconductors & Semiconductor
Equipment - 0.20%
KLA-Tencor Corp.
6.900%, 05/01/2018	588,000	704,898

Software - 0.21%
BMC Software, Inc.
7.250%, 06/01/2018	650,000	740,920

Tobacco - 0.09%
Altria Group, Inc.
9.700%, 11/10/2018	233,000	324,259

Wireless Telecommunication Services - 0.25%
Rogers Communications, Inc.
6.375%, 03/01/2014 (b)	828,000	870,501

TOTAL CORPORATE BONDS
(Cost $18,856,943)		$19,521,671

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report	55

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Principal
	Amount	Fair Value
UNITED STATES TREASURY
OBLIGATIONS - 4.34%
United States Treasury Inflation Indexed
Bonds - 1.22%
1.375%, 01/15/2020	$3,620,660	$4,312,829
United States Treasury Notes - 3.12%
1.375%, 11/30/2015	10,750,000	11,047,302

TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $15,192,058)		$15,360,131

FOREIGN GOVERNMENT BONDS - 5.30%
Canadian Government
2.500%, 06/01/2015 (b)
CAD	$3,250,000	$3,301,029
Canadian Government Real Real Return TIPS
4.250%, 12/01/2021 (b)
CAD	2,920,180	4,051,400
Mexico Government International Bond
5.625%, 01/15/2017 (b)
USD	2,100,000	2,415,000
New Zealand Government
6.000%, 12/15/2017 (b)
NZD	3,800,000	3,616,163
Norwegian Government
4.250%, 05/19/2017 (b)
NOK	17,000,000	3,240,686
Province of Manitoba Canada
1.300%, 04/03/2017 (b)
USD	2,100,000	2,139,060

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $18,279,418)		$18,763,338

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 1.54%
Money Market Funds - 1.54%
Fidelity Institutional Money Market
Funds - Government Portfolio
0.01% (c)	5,432,318	$5,432,318

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,432,318)		$5,432,318

Total Investments
(Cost $310,079,126) - 100.65%		$356,239,243

Liabilities in Excess of		(2,309,682)
Other Assets - (0.65)%		$353,929,561
TOTAL NET ASSETS - 100.00%

Percentages are stated as a percent of net assets.
ADR   American Depository Receipt
CAD    Canadian Dollar
NOK   Norwegian Krone
NZD    New Zealand Dollar
USD   US Dollar
(a)  Non-income producing security.
(b)  Foreign issued security.
(c)  The rate quoted is the annualized seven-day yield as of March 31, 2013.
(d)  Illiquid Security.  The fair value of these securities total $48,000 which represent 0.01% of total net assets.
(e)  The security is currently being fair valued in accordance with procedures established by the Board of Directors of the Leuthold Funds due to a
       halt in trading of the security on January 26, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

56	The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
March 31, 2013  (Unaudited)

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
March 31, 2013
Australian Dollar	$3,003,681	0.84%
Brazilian Real	1,798,815	0.51
British Pound	8,261,123	2.32
Canadian Dollar	10,272,584	2.88
Danish Kroner	3,074,155	0.86
Euro	29,753,308	8.35
Hong Kong Dollar	9,352,065	2.63
Indonesian Rupiah	1,680,861	0.47
Israel Shekel	1,109,916	0.31
Japanese Yen	14,052,752	3.95
Malaysian Ringgit	2,893,605	0.81
Mexican Peso	1,214,731	0.34
New Taiwan Dollar	730,327	0.21
New Turkish Lira	3,017,703	0.85
New Zealand Dollar	3,616,163	1.02
Norwegian Krone	5,180,677	1.45
Polish Zloty	1,068,263	0.30
Singapore Dollar	1,516,610	0.43
South African Rand	2,009,855	0.56
South Korea Won	3,854,034	1.08
Swedish Krona	1,859,343	0.52
Swiss Franc	2,431,615	0.68
Thai Baht	6,388,216	1.79
US Dollar	224,387,172	62.99
	342,527,574	96.15%
Precious Metals	13,711,669	3.85%
Total Investments	$356,239,243	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
March 31, 2013
Australia	$1,350,027	0.38%
Austria	546,028	0.15
Belgium	4,211,971	1.18
Bermuda	12,375,362	3.47
Brazil	3,565,698	1.00
Britain	7,259,777	2.04
Canada	17,390,334	4.88
Cayman Islands	905,580	0.25
China	5,222,877	1.47
Denmark	3,074,155	0.86
France	7,246,285	2.03
Germany	15,642,678	4.39
Hong Kong	4,129,189	1.16
India	957,043	0.27
Indonesia	2,787,575	0.78
Ireland	4,347,619	1.22
Israel	1,109,916	0.31
Italy	736,764	0.21
Japan	14,052,752	3.95
Malaysia	2,893,605	0.81
Mexico	1,214,731	0.34
New Zealand	3,616,163	1.02
Norway	5,180,677	1.45
Panama	1,442,616	0.41
Poland	1,068,263	0.30
Singapore	1,516,610	0.43
South Africa	2,009,855	0.56
South Korea	3,854,034	1.08
Sweden	1,859,343	0.52
Switzerland	2,431,615	0.68
Taiwan	730,327	0.21
Thailand	6,388,216	1.79
Turkey	3,017,704	0.85
United States	198,392,185	55.70
	342,527,574	96.15%
Precious Metals	13,711,669	3.85%
Total Investments	$356,239,243	100.00%

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report	57

Leuthold Select Industries Fund

Schedule of Investments
March 31, 2013  (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.69%
Airlines - 8.41%
Alaska Air Group, Inc. (a)	3,566	$228,081
Copa Holdings SA - Class A (b)	1,358	162,430
Delta Air Lines, Inc. (a)	12,943	213,689
Ryanair Holdings PLC - ADR	5,443	227,409
Southwest Airlines Co.	13,678	184,379
U.S. Airways Group, Inc. (a)	13,640	231,471
		1,247,459
Chemicals - 5.40%
Agrium, Inc. (b)	1,611	157,073
CF Industries Holdings, Inc.	761	144,872
Monsanto Co.	3,223	340,445
Mosaic Co.	2,652	158,086
		800,476
Commercial Banks - 7.12%
Banco Bilbao Vizcaya Argentaria
SA - ADR	4,923	43,175
Banco Santander SA - ADR	8,692	59,192
Credicorp, Ltd. (b)	1,053	174,851
HSBC Holdings PLC - ADR	2,855	152,286
ICICI Bank Ltd. - ADR	2,462	105,620
KB Financial Group, Inc. - ADR	3,045	100,607
PacWest Bancorp	1,599	46,547
Sumitomo Mitsui Financial
Group, Inc. - ADR	6,014	49,074
Umpqua Holdings Corp.	2,817	37,353
Wells Fargo & Co.	7,766	287,264
		1,055,969
Consumer Finance - 7.52%
American Express Co.	2,115	142,678
Capital One Financial Corp.	4,397	241,615
Discover Financial Services	7,475	335,179
Ezcorp, Inc. - Class A (a)	2,627	55,955
First Cash Financial Services,
Inc. (a)	1,307	76,250

	Shares	Fair Value
Consumer Finance - 7.52% (continued)
Portfolio Recovery Associates,
Inc. (a)	592	$75,137
SLM Corp.	9,199	188,396
		1,115,210
Diversifed Financial Services - 4.80%
Interactive Brokers Group, Inc.	7,118	106,129
McGraw-Hill Cos, Inc.	1,501	78,172
Moody's Corp.	4,428	236,101
CBOE Holdings, Inc.	3,934	145,322
CME Group, Inc.	2,385	146,415
		712,139
Food & Staples Retailing - 6.29%
CVS Caremark Corp.	8,092	444,979
Walgreen Co.	10,247	488,577
		933,556
Health Care Providers & Services - 15.10%
Community Health Systems, Inc.	4,187	198,422
DaVita HealthCare Partners,
Inc. (a)	1,142	135,430
Express Scripts Holding Co. (a)	4,733	272,857
HCA Holdings, Inc.	4,149	168,574
Health Management Associates,
Inc. - Class A (a)	15,391	198,082
HealthSouth Corp. (a)	3,058	80,639
Humana, Inc.	1,548	106,982
Magellan Health Services,
Inc. (a)	1,903	90,526
Omnicare, Inc.	4,923	200,465
Quest Diagnostics, Inc.	2,195	123,908
UnitedHealth Group, Inc.	3,540	202,523
Universal Health Services,
Inc. - Class B	2,741	175,068
VCA Antech, Inc. (a)	3,172	74,510
WellCare Health Plans, Inc. (a)	1,510	87,520
WellPoint, Inc.	1,878	124,380
		2,239,886

58	The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund

Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.69% (continued)
IT Services - 10.23%
Accenture PLC - Class A (b)	1,028	$78,097
Alliance Data Systems Corp. (a)	457	73,984
Amdocs, Ltd.	1,967	71,304
Cognizant Technology Solutions
Corp. - Class A (a)	977	74,848
Convergys Corp.	3,578	60,933
DST Systems, Inc.	977	69,631
Fiserv, Inc. (a)	1,193	104,781
Gartner, Inc. (a)	1,269	69,046
Global Payments, Inc	1,320	65,551
International Business
Machines Corp.	964	205,621
Jack Henry & Associates, Inc.	1,814	83,825
Mastercard, Inc. - Class A	317	171,538
Sapient Corp. (a)	6,382	77,797
Total System Services, Inc.	2,360	58,481
Visa, Inc. - Class A	1,129	191,749
Western Union Co.	4,022	60,491
		1,517,677
Machinery - 3.23%
Caterpillar, Inc.	1,586	137,934
Cummins, Inc.	1,738	201,278
Deere & Co.	1,624	139,632
		478,844
Media - 5.30%
Interpublic Group of Cos, Inc.	23,195	302,231
Omnicom Group, Inc.	5,761	339,323
WPP PLC - ADR	1,802	144,376
		785,930

Oil, Gas & Consumable Fuels - 6.74%	Shares	Fair Value
CVR Energy, Inc.	1,840	$94,981
Delek US Holdings, Inc.	2,969	117,157
HollyFrontier Corp.	2,779	142,979
Marathon Petroleum Corp.	1,941	173,914
Phillips 66	2,233	156,243
Tesoro Corp.	2,347	137,417
Valero Energy Corp.	2,512	114,271
Western Refining, Inc.	1,776	62,888
		999,850
Pharmaceuticals - 3.27%
Allergan, Inc.	1,104	123,240
Mylan, Inc. (a)	5,329	154,221
Pfizer, Inc.	7,195	207,648
		485,109
Road & Rail - 8.45%
Canadian National Railway
Co. (b)	1,586	159,076
Canadian Pacific Railway,
Ltd. (b)	1,624	211,883
CSX Corp.	6,547	161,253
Genesee & Wyoming, Inc.-
ClassA (a)	964	89,758
Kansas City Southern	1,231	136,518
Norfolk Southern Corp.	2,918	224,919
Union Pacific Corp.	1,903	271,006
		1,254,413
Specialty Retail - 1.83%
Pier 1 Imports, Inc.	5,279	121,417
Williams-Sonoma, Inc.	2,918	150,335
		271,752

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report	59

Leuthold Select Industries Fund

Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.69% (continued)
Wireless Telecommunication Services - 4.00%
America Movil SAB de
CV - ADR	6,408	$134,312
Crown Castle International
Corp. (a)	1,954	136,076
Rogers Communications, Inc. (b)	2,944	150,321
SK Telecom Co., Ltd. - ADR	9,707	173,464
		594,173
TOTAL COMMON STOCKS
(Cost $12,247,466)		$14,492,443

PREFERRED STOCKS - 0.69%
Commercial Banks - 0.69%
Bancolombia SA - ADR	1,611	$101,896
TOTAL PREFERRED STOCKS
(Cost $109,697)		$101,896

SHORT-TERM INVESTMENTS - 1.92%
Money Market Funds - 1.92%
Fidelity Institutional Money Market
Funds - Government Portfolio
0.01% (c)	285,707	$285,707

TOTAL SHORT-TERM INVESTMENTS
(Cost $285,707)		$285,707

	Shares	Fair Value
Total Investments
(Cost $12,642,870) - 100.30%		$14,880,046
Liabilities in Excess of
Other Assets - (0.30)%		(44,870)
TOTAL NET ASSETS - 100.00%		$14,835,176

Percentages are stated as a percent of net assets.
ADR  American Depository Receipt
(a)  Non-income producing security.
(b)  Foreign issued security.
(c)  The rate quoted is the annualized seven-day yield as of March 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

60	The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund

Schedule of Investments
March 31, 2013  (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.34%
Airlines - 7.51%
Alaska Air Group, Inc. (a)	954	$61,018
China Eastern Airlines Corp.,
Ltd. (a)(b)	50,000	21,827
China Southern Airlines Co.,
Ltd. (a)(b)	36,000	20,606
Copa Holdings SA - Class A (b)	446	53,346
Delta Air Lines, Inc. (a)	3,549	58,594
easyJet PLC (b)	4,026	66,243
JetBlue Airways Corp. (a)	12,795	88,285
Ryanair Holdings PLC - ADR	1,172	48,966
Southwest Airlines Co.	3,846	51,844
U.S. Airways Group, Inc. (a)	5,645	95,796
United Continental Holdings,
Inc. (a)	1,609	51,504
Westjet Airlines, Ltd. (b)	1,090	26,524
		644,553
Auto Components - 7.71%
Brembo SpA (b)	1,725	27,743
Cie Generale des Etablissements
Michelin (b)	943	79,005
Continental AG (a)(b)	714	85,581
Cooper Tire & Rubber Co.	1,749	44,879
Dana Holding Corp.	2,528	45,074
GKN PLC (b)	10,390	41,870
Leoni AG (b)	944	36,688
Magna International, Inc. (b)	1,200	70,440
Plastic Omnium SA (b)	669	30,999
Showa Corp. (b)	4,100	44,065
Sumitomo Rubber Industries,
Ltd. (b)	2,900	48,686
Tianneng Power International,
Ltd. (b)	30,000	20,112
TRW Automotive Holdings
Corp. (a)	1,578	86,790
		661,932

	Shares	Fair Value
Automobiles - 5.51%
Daihatsu Motor Co. Ltd. (b)	1,000	$20,809
Dongfeng Motor Group Co.,
Ltd. (b)	16,000	22,554
Ford Motor Co.	3,447	45,328
Geely Automobile Holdings,
Ltd. (b)	45,000	21,949
General Motors Co. (a)	1,657	46,098
Hyundai Motor Co. (b)	273	55,186
Kia Motors Corp. (a)(b)	1,090	55,304
Nissan Motor Co., Ltd. (b)	5,100	49,472
Porsche Automobil Holding
SE (b)	821	60,152
Tata Motors, Ltd. - ADR	1,452	35,443
Thor Industries, Inc.	549	20,198
Volkswagen AG (b)	215	40,550
		473,043
Beverages - 0.03%
Crimson Wine Group, Ltd. (a)	253	2,357

Capital Markets - 0.86%
KKR & Co. LP	3,841	74,208

Chemicals - 7.51%
Agrium, Inc. (b)	802	78,195
Alent PLC (b)	3,989	22,887
CF Industries Holdings, Inc.	543	103,371
Chr. Hansen Holding A/S (b)	2,077	77,140
CVR Partners LP	1,259	31,488
Dongyue Group (b)	62,000	36,085
Gubre Fabrikalari TAS (a)(b)	3,253	29,676
Innophos Holdings, Inc.	649	35,409
Israel Chemicals, Ltd. (b)	3,077	39,872
Mosaic Co.	1,419	84,587
Rockwood Holdings, Inc.	1,201	78,593
Yara International ASA (b)	600	27,389
		644,692

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report	61

Leuthold Global Industries Fund

Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.34% (continued)
Commercial Banks - 6.06%
Bank Negara Indonesia Persero
Tbk PT (b)	133,500	$69,547
BB&T Corp.	1,258	39,489
Fifth Third Bancorp	4,921	80,262
Huntington Bancshares, Inc.	11,489	84,904
KeyCorp	4,372	43,545
PNC Financial Services
Group, Inc.	627	41,694
SunTrust Banks, Inc.	2,183	62,892
Synovus Financial Corp.	14,390	39,860
Webster Financial Corp.	2,376	57,642
		519,835
Construction Materials - 1.58%
China Shanshui Cement Group,
Ltd. (b)	56,000	32,315
Imerys SA (b)	624	40,660
James Hardie Industries PLC (b)	5,936	62,270
		135,245
Consumer Finance - 0.56%
Provident Financial PLC (b)	2,011	47,894

Containers & Packaging - 1.05%
Graphic Packaging Holding
Co. (a)	5,187	38,850
Smurfit Kappa Group PLC (b)	3,111	51,579
		90,429
Diversified Financial Services - 2.26%
Groupe Bruxelles Lambert SA (b)	716	54,844
Investor AB (b)	2,421	70,031
Leucadia National Corp.	2,534	69,508
		194,383

	Shares	Fair Value
Diversified Telecommunication Services - 3.84%
Asia Pacific Telecom Co.,
Ltd. (a)(b)	67,000	$31,839
Jasmine International PCL (b)	626,000	140,504
Telekom Malaysia Bhd (b)	20,600	35,858
Telekomunikasi Indonesia
Persero Tbk PT - ADR	903	40,707
Time dotCom Bhd (b)	18,200	23,126
Verizon Communications, Inc.	1,172	57,604
		329,638
Food & Staples Retailing - 7.00%
Aeon Co., Ltd. (b)	6,700	86,749
Arcs Co., Ltd. (b)	1,800	40,379
Casey's General Stores, Inc.	1,438	83,835
Delhaize Group SA (b)	1,901	103,775
Matsumotokiyoshi Holdings
Co., Ltd. (b)	1,500	42,998
Migros Ticaret AS (a)(b)	3,189	39,228
Safeway, Inc.	4,090	107,772
Wal-Mart Stores, Inc.	1,288	96,381
		601,117
Gas Utilities - 0.71%
Osaka Gas Co., Ltd. (b)	14,000	61,223

Health Care Providers & Services - 6.06%
Bangkok Dusit Medical
Services PCL (b)	12,300	68,857
Community Health Systems, Inc.	1,523	72,175
HCA Holdings, Inc.	1,734	70,453
KPJ Healthcare Bhd (b)	19,000	36,394
Life Healthcare Group
Holdings, Ltd. (b)	9,324	35,084
LifePoint Hospitals, Inc. (a)	1,756	85,096
Ramsay Health Care, Ltd. (b)	1,510	50,824
Select Medical Holdings Corp.	3,506	31,554
Universal Health Services, Inc. -
Class B	1,090	69,618
		520,055

62	The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund

Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.34% (continued)
Household Durables - 0.77%
Helen of Troy Corp.,
Ltd. (a)(b)	1,084	$41,582
TCL Multimedia Technology
Holdings, Ltd. (b)	32,000	24,877
		66,459

Industrial Conglomerates - 1.05%
Alfa S.A.B. de CV - Class A (b)	19,500	47,584
Turkiye Sise ve Cam Fabrikalari
AS (b)	25,305	42,972
		90,556
Insurance - 14.59%
Allianz SE (b)	595	81,112
Allstate Corp.	1,316	64,576
American International
Group, Inc. (a)	2,122	82,376
Assurant, Inc.	963	43,345
Catlin Group, Ltd. (b)	4,751	37,706
Endurance Specialty
Holdings, Ltd. (b)	949	45,372
Everest Re Group, Ltd. (b)	658	85,448
Genworth Financial, Inc. -
Class A (a)	6,494	64,940
Gjensidige Forsikring ASA (b)	2,607	43,139
Hannover Rueckversicherung
SE (b)	1,178	92,745
Liberty Holdings, Ltd. (b)	3,110	40,604
Montpelier Re Holdings, Ltd. (b)	1,565	40,768
Muenchener Rueckversicherungs
AG (b)	497	93,152
PartnerRe, Ltd. (b)	915	85,196
Platinum Underwriters
Holdings, Ltd. (b)	735	41,020
Powszechny Zaklad Ubezpieczen
SA (b)	324	40,209

	Shares	Fair Value
Insurance - 14.59% (continued)
SCOR SE (b)	2,810	$80,835
Swiss Re AG (b)	1,124	91,541
Validus Holdings, Ltd. (b)	2,078	77,655
Vienna Insurance Group AG
Wiener Versicherung Gruppe (b)	424	20,579
		1,252,318
Media - 3.84%
CBS Corp. - Class B	1,062	49,585
ITV PLC (b)	26,047	51,358
Liberty Media Corp. (a)	320	35,721
Metropole Television SA (b)	2,658	41,348
ProSiebenSat.1 Media AG (b)	1,361	48,716
Quebecor Inc. - Class B (b)	1,030	43,650
Starz - Liberty Capital (a)	320	7,088
TV Asahi Corp. (b)	2,700	51,776
		329,242
Oil, Gas & Consumable Fuels - 7.83%
Bangchak Petroleum PCL (b)	24,900	30,696
Chevron Corp.	497	59,054
Delek US Holdings, Inc.	922	36,382
HollyFrontier Corp.	1,618	83,246
Marathon Petroleum Corp.	1,149	102,950
Parkland Fuel Corp. (b)	1,279	21,530
Phillips 66	1,361	95,229
SK Innovation Co., Ltd. (b)	310	45,646
Tesoro Corp.	1,668	97,661
Valero Energy Corp.	1,497	68,099
Western Refining, Inc.	885	31,338
		671,831
Paper & Forest Products - 0.03%
China Forestry Holdings Co.,
Ltd. (a)(b)(d)(e)	116,000	2,242

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report	63

Leuthold Global Industries Fund

Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.34% (continued)
Real Estate Management & Development - 3.84%
Beijing Capital Land, Ltd. (b)	44,000	$16,243
Brasil Brokers Participacoes
SA (b)	7,100	25,438
Daikyo, Inc. (b)	15,000	52,808
Greentown China Holding,
Ltd. (a)(b)	24,000	45,312
K Wah International Holdings,
Ltd. (b)	75,000	42,245
Keppel Land Ltd (b)	6,000	19,137
KLCC Property Holdings
Bhd (b)	10,700	23,045
KWG Property Holding,
Ltd. (b)	42,500	26,703
Nomura Real Estate
Holdings, Inc. (b)	1,100	24,688
Wheelock & Co., Ltd. (b)	3,000	16,018
Yanlord Land Group, Ltd. (b)	31,000	37,664
		329,301
Road & Rail - 6.15%
AMERCO	265	45,988
Canadian National Railway
Co. (b)	815	81,744
CSX Corp.	3,617	89,087
DSV A/S (b)	1,596	38,623
Norfolk Southern Corp.	892	68,755
Ryder System, Inc.	617	36,866
Stagecoach Group PLC (b)	9,066	42,865
TransForce, Inc. (b)	848	18,281
Union Pacific Corp.	446	63,515
Werner Enterprises, Inc.	1,756	42,390
		528,114

	Shares	Fair Value
Wireless Telecommunication Services - 0.99%
Freenet AG (b)	1,999	$48,624
MetroPCS Communications,
Inc. (a)	3,355	36,568

TOTAL COMMON STOCKS
(Cost $6,908,608)		$8,355,859

PREFERRED STOCKS - 1.31%
Containers & Packaging - 0.55%
Klabin SA (b)	6,900	$47,189

Diversified Telecommunication Services - 0.76%
Telefonica Brasil SA - ADR	2,435	64,966

TOTAL PREFERRED STOCKS
(Cost $91,980)		$112,155

INVESTMENT COMPANIES - 0.42%
Closed End Funds - 0.42%
Apollo Investment Corp.	4,310	$36,032

TOTAL INVESTMENT COMPANIES
(Cost $34,980)		$36,032

SHORT-TERM INVESTMENTS - 0.09%
Money Market Funds - 0.09%
Fidelity Institutional Money Market
Funds - Government Portfolio
0.01% (c)	7,378	$7,378

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,378)		$7,378

64	The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund

Schedule of Investments (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value

Total Investments
(Cost $7,042,946) - 99.16%		$8,511,424

Other Assets in Excess of
Liabilities - 0.84%		72,464

TOTAL NET ASSETS - 100.00%		$8,583,888

Percentages are stated as a percent of net assets.
ADR  American Depository Receipt (
(a)  Non-income producing security.
(b)  Foreign issued security.
(c) The rate quoted is the annualized seven-day yield as of March 31, 2013. (d) Illiquid Security.  The fair value of these securities total $2,242 which represent 0.03% of total net assets.
(e) The security is currently being fair valued in accordance with procedures established by the Board of Directors of the Leuthold Funds due to a halt in trading of the security on January 26, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report	65

Leuthold Global Industries Fund

Schedule of Investments (continued)
March 31, 2013  (Unaudited)

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
March 31, 2013
Australian Dollar	$113,094	1.33%
Brazilian Real	72,627	0.85
British Pound	310,822	3.65
Canadian Dollar	109,984	1.29
Danish Kroner	115,763	1.36
Euro	1,118,687	13.14
Hong Kong Dollar	349,088	4.10
Indonesian Rupiah	69,547	0.82
Israel Shekel	39,872	0.47
Japanese Yen	523,653	6.15
Malaysian Ringgit	118,423	1.39
Mexican Peso	47,584	0.56
New Taiwan Dollar	31,839	0.37
New Turkish Lira	111,876	1.32
Norwegian Krone	70,529	0.83
Polish Zloty	40,209	0.47
Singapore Dollar	56,801	0.67
South African Rand	75,689	0.89
South Korea Won	156,136	1.84
Swedish Krona	70,031	0.82
Swiss Franc	91,541	1.08
Thai Baht	240,057	2.82
US Dollar	4,577,572	53.78
Total Investments	$8,511,424	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
March 31, 2013
Australia	$50,824	0.59%
Austria	20,579	0.24
Belgium	158,619	1.86
Bermuda	454,747	5.33
Brazil	137,593	1.62
Britain	273,117	3.21
Canada	340,364	4.00
China	197,184	2.32
Denmark	115,763	1.36
France	272,847	3.21
Germany	587,320	6.90
Hong Kong	151,904	1.78
India	35,443	0.42
Indonesia	110,254	1.30
Ireland	162,815	1.91
Israel	39,872	0.47
Italy	27,743	0.33
Japan	523,653	6.15
Malaysia	118,423	1.39
Mexico	47,584	0.56
Norway	70,529	0.83
Panama	53,346	0.63
Poland	40,209	0.47
Singapore	56,801	0.67
South Africa	75,689	0.89
South Korea	156,136	1.84
Sweden	70,031	0.82
Switzerland	91,541	1.08
Taiwan	31,839	0.37
Thailand	240,057	2.82
Turkey	111,876	1.31
United States	3,686,722	43.32
Total Investments	$8,511,424	100.00%

66	The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Schedule of Investments
March 31, 2013  (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 7.55%
Money Market Funds - 7.55%
Fidelity Institutional Money Market Funds -
Government Portfolio
0.01% (a)	5,387,203	$5,387,203

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,387,203)		$5,387,203

Total Investments
(Cost $5,387,203) - 7.55%		$5,387,203

Other Assets in Excess of
Liabilities - 92.45% (b)		65,932,217

TOTAL NET ASSETS - 100.00%		$71,319,420

Percentages are stated as a percent of net assets.
(a) The rate quoted is the annualized seven-day yield as of March 31, 2013.
(b) All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report	67

Grizzly Short Fund

Schedule of Securities Sold Short - (a)
March 31, 2013  (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 84.97%
Air Freight & Logistics - 1.79%
Expeditors International of
Washington, Inc.	26,683	$952,850
UTI Worldwide, Inc.	22,191	321,326
		1,274,176
Biotechnology - 1.21%
Elan Corp. PLC - ADR	73,242	864,256

Capital Markets - 2.53%
Lazard, Ltd. - Class A (b)	21,918	748,062
TD Ameritrade Holding Corp.	51,344	1,058,713
		1,806,775
Commercial Banks - 1.49%
First Horizon National Corp.	99,194	1,059,392

Commercial Services & Supplies - 2.58%
Tyco International, Ltd. (b)	35,430	1,133,760
Waste Connections, Inc.	19,714	709,310
		1,843,070
Communications Equipment - 2.73%
Juniper Networks, Inc.	52,481	972,998
Riverbed Technology, Inc.	65,448	975,829
		1,948,827
Computers & Peripherals - 0.89%
Fusion-io, Inc.	38,629	632,357

Diversified Consumer Services - 1.40%
Sotheby's	26,683	998,211

Diversified Telecommunication Services - 1.28%
Level 3 Communications, Inc.	45,164	916,377

Electric Utilities - 1.53%
ITC Holdings Corp.	12,218	1,090,579

	Shares	Fair Value
Electrical Equipment - 0.79%
GrafTech International, Ltd.	73,583	$565,117

Electronic Equipment, Instruments &
Components - 1.14%
Universal Display Corp.	27,738	815,220

Energy Equipment & Services - 2.59%
Lufkin Industries, Inc.	13,171	874,423
Weatherford International,
Ltd. (b)	79,981	970,969
		1,845,392
Gas Utilities - 1.29%
New Jersey Resource Corp.	9,155	410,602
Piedmont Natural Gas Co., Inc.	15,418	506,944
		917,546
Health Care Equipment & Supplies - 1.63%
Align Technology, Inc.	34,647	1,161,021

Health Care Technology - 4.10%
Allscripts Healthcare Solutions,
Inc.	81,547	1,108,224
Athenahealth, Inc.	10,653	1,033,767
HMS Holdings Corp.	28,929	785,422
		2,927,413
Hotels, Restaurants & Leisure - 3.20%
BJ's Restaurants, Inc.	10,346	344,315
Chipotle Mexican Grill, Inc.	3,812	1,242,216
Hyatt Hotels Corp. - Class A	16,098	695,917
		2,282,448
Internet & Catalog Retail - 2.70%
HomeAway, Inc.	23,656	768,820
Shutterfly, Inc.	26,207	1,157,563
		1,926,383

68	The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Schedule of Securities Sold Short - (a) (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 84.97% (continued)
Internet Software & Services - 2.13%
ExactTarget, Inc.	18,038	$419,744
Facebook, Inc. - Class A	42,905	1,097,510
		1,517,254
Machinery - 4.48%
Chart Industries, Inc.	12,559	1,004,845
Colfax Corp.	24,981	1,162,616
SPX Corp.	13,060	1,031,218
		3,198,679
Media - 0.58%
Live Nation Entertainment, Inc.	33,456	413,851

Metals & Mining - 5.98%
Carpenter Technology Corp.	15,145	746,497
Compass Minerals International,
Inc.	9,632	759,965
PAN American Silver Corp. (b)	46,185	756,510
Turquoise Hill Resources,
Ltd. (b)	49,861	317,116
United States Steel Corp.	43,632	850,824
Walter Energy, Inc.	29,202	832,257
		4,263,169
Multiline Retail - 2.66%
JC Penney Co., Inc.	57,552	869,611
Sears Holdings Corp.	20,523	1,025,534
		1,895,145
Oil, Gas & Consumable Fuels - 14.49%
Cameco Corp. (b)	50,405	1,047,416
CONSOL Energy, Inc.	35,838	1,205,949
Crosstex Energy LP	42,611	784,042
EXCO Resources, Inc.	154,176	1,099,275
Forest Oil Corp.	83,248	437,884
Laredo Petroleum Holdings,
Inc.	18,277	334,286

	Shares	Fair Value
Oil, Gas & Consumable Fuels - 14.49%
(continued)
MarkWest Energy Partners LP	18,855	$1,145,441
Pengrowth Energy Corp. (b)	60,547	308,790
Range Resources Corp.	13,580	1,100,523
SM Energy Co.	20,489	1,213,359
Ultra Petroleum Corp.	31,482	632,788
WPX Energy, Inc.	63,883	1,023,406
		10,333,159
Professional Services - 0.49%
Advisory Board Co.	6,603	346,790

Real Estate Investment Trusts (REITs) - 1.55%
ProLogis, Inc.	27,623	1,104,367

Semiconductors & Semiconductor
Equipment - 7.80%
Altera Corp.	25,117	890,900
Atmel Corp.	146,621	1,020,482
Cavium, Inc.	28,010	1,087,068
Cypress Semiconductor Corp.	101,933	1,124,321
Freescale Semiconductor, Ltd.	39,718	591,401
Micron Technology, Inc.	85,327	851,564
		5,565,736
Software - 6.59%
Electronic Arts, Inc.	60,581	1,072,284
Informatica Corp.	34,001	1,172,014
Jive Software, Inc.	44,509	676,537
MicroStrategy, Inc.	8,100	818,748
Take-Two Interactive Software,
Inc.	59,458	960,247
		4,699,830
Specialty Retail - 1.10%
Five Below, Inc.	20,659	782,769

Tobacco - 0.51%
Vector Group, Ltd.	22,565	363,748

See Notes to the Financial Statements.	The Leuthold Funds - 2013 Semi-Annual Report	69

Grizzly Short Fund

Schedule of Securities Sold Short - (a) (continued)
March 31, 2013  (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 84.97% (continued)
Trading Companies & Distributors - 1.74%
Fastenal Co.	24,130	$1,239,075

TOTAL COMMON STOCKS
(Proceeds $60,034,678)		$60,598,132

INVESTMENT COMPANIES - 10.02%
Exchange Traded Funds - 10.02%
SPDR Dow Jones Industrial Average
ETF Trust	49,160	$7,148,847

TOTAL INVESTMENT COMPANIES
(Proceeds $6,642,246)		$7,148,847

TOTAL SECURITIES SOLD SHORT
(Proceeds $66,676,924) - 94.99%		$67,746,979

Percentages are stated as a percent of net assets.
ADR  American Depository Receipt
(a)  All securities sold short are non-income producing.
(b)   Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

70	The Leuthold Funds - 2013 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Notes to the Financial Statements (Unaudited)

1.	ORGANIZATIONAND SIGNIFICANT ACCOUNTING POLICIES
Leuthold Funds, Inc. (the“Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended. The Company consists of six series (the“Funds”):

		Inception –	Inception –
		Retail	Institutional
Fund	Investment Objective	Share Class	Share Class
Leuthold Core Investment Fund	Seeks total return consistent with prudent
	investment risk over the long-term	11/20/1995	1/31/2006

Leuthold Asset Allocation Fund	Seeks total return consistent with prudent
	investment risk over the long-term	5/24/2006	1/31/2007

Leuthold Global Fund	Seeks long-term capital appreciation and
	dividend income	7/1/2008	4/30/2008

Leuthold Select Industries Fund	Capital appreciation	6/19/2000	n/a
Leuthold Global Industries Fund	Seeks long-term capital appreciation and
	dividend income	5/17/2010	5/17/2010

Grizzly Short Fund	Capital appreciation	6/19/2000	n/a

All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes.  Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds.

a)
Investment Valuation – Securities listed on a national securities exchange are valued at the last sale price on the day the valuation is made, and securities that are traded on the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, including securities sold short, which are listed on an exchange but which are not traded on the valuation date are valued at the mean between the bid and the asked prices.  Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price or, if unavailable, at prices provided by an independent pricing service. Securities sold short which are not listed on an exchange but for which market quotations are readily available are valued at the average of the current bid and asked prices. Debt securities are valued at bid prices provided by an independent pricing service that may use a matrix pricing method or other analytical pricing model. Other assets, including certain investments in open-end investment companies, and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors and the Funds’ Fair Value Pricing Committee. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Exchange traded options are valued at the last reported sale

The Leuthold Funds - 2013 Semi-Annual Report	71

The Leuthold Funds

price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges is used.  Non-exchange traded options also will be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, fair value shall be determined.

The Funds may invest in foreign securities. Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange.  The Board has approved the use of their independent pricing provider’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If these events materially affect the value of portfolio securities, then these securities may be valued as determined in good faith by the Funds’ Board of Directors. Some of the factors which may be considered by the Board of Directors and the Funds’  Fair Value Pricing Committee in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

Physical metals are valued at prices provided by an independent pricing service. The Leuthold Core Investment Fund, the Leuthold Asset Allocation Fund, the Leuthold Global Fund, and the Leuthold Global Industries Fund may invest in metals such as aluminum, copper, zinc, lead, nickel, tin, silver, palladium, and other industrial and precious metals. Metals not traded on an exchange are valued at the mid-point between the closing bid and asked prices as obtained from a commonly used reputable pricing source.

b)
Fair Valuation Measurements – The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

72	The Leuthold Funds - 2013 Semi-Annual Report

The Leuthold Funds

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2013:

Leuthold Core Investment Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$423,603,614	$30,302,968	$––	$453,906,582
Preferred Stocks	3,301,562	––	––	3,301,562
Exchange Traded Funds	87,145,456	––	––	87,145,456
Precious Metals	––	25,934,129	––	25,934,129
Corporate Bonds	––	42,998,238	––	42,998,238
United States Treasury Obligations	––	15,356,313	––	15,356,313
Foreign Government Bonds	––	3,220,000	––	3,220,000
Money Market Funds	27,475,534	––	––	27,475,534
Total Investments in Securities	$541,526,166	$117,811,648	$––	$659,337,814

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  The following is a summary of transfers between Level 1 and Level 2 for the six months ended March 31, 2013:

Transfers into Level 1	$741,678
Transfers out of Level 1	(321,437)
Net Transfers in and/or out of Level 1	$420,241

Transfers out of Level 2	$(741,678)
Transfers into Level 2	321,437
Net Transfers in and/or out of Level 2	$(420,241)

The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.  The Fund did not invest in any Level 3 securities.

Leuthold Asset Allocation Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$205,922,461	$25,541,883	$––	$231,464,344
Preferred Stocks	657,318	––	––	657,318
Exchange Traded Funds	32,445,024	––	––	32,445,024
Precious Metals	––	16,766,621	––	16,766,621
Corporate Bonds	––	32,683,259	––	32,683,259
United States Treasury Obligations	––	19,033,355	––	19,033,355
Foreign Government Bonds	––	2,546,500	––	2,546,500
Money Market Funds	10,839,107	––	––	10,839,107
Total Investments in Securities	$249,863,910	$96,571,618	$––	$346,435,528

Futures Contracts at Fair Value	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$60,404	$––	$––	$60,404
Total Futures Contracts	$60,404	$––	$––	$60,404

The fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

The Leuthold Funds - 2013 Semi-Annual Report	73

The Leuthold Funds

Leuthold Global Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$146,630,363	$94,816,563	$48,000	$241,494,926
Preferred Stocks	2,947,302	––	––	2,947,302
Closed End Funds	956,860	––	––	956,860
Exchange Traded Funds	38,051,028	––	––	38,051,028
Precious Metals	––	13,711,669	––	13,711,669
Corporate Bonds	––	19,521,671	––	19,521,671
United States Treasury Obligations	––	15,360,131	––	15,360,131
Foreign Government Bonds	––	18,763,338	––	18,763,338
Money Market Funds	5,432,318	––	––	5,432,318
Total Investments in Securities	$194,017,871	$162,173,372	$48,000	$356,239,243

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were transfers from Level 2 to Level 1 of common stocks in the amount of $1,794,831 during the six month period ended March 31, 2013.  The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
Fair Value
Balance as of September 30, 2012	$48,052
Accrued discounts/premiums	––
Realized gain (loss)	––
Change in unrealized appreciation (depreciation)	(52)
Purchases	––
Sales	––
Transfer in and/or out of Level 3	––
Balance as of March 31, 2013	$48,000

Change in unrealized appreciation (depreciation) for Level 3
investments held during the six months ended March 31, 2013:	$(52)

The security is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Directors.  The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of the security is a discount of 95% from the last traded price of HKD 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  During the entire period the discount rate was 95%.

Leuthold Select Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$14,492,443	$––	$––	$14,492,443
Preferred Stocks	101,896	––	––	101,896
Money Market Funds	285,707	––	––	285,707
Total Investments in Securities	$14,880,046	$––	$––	$14,880,046

The fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

74	The Leuthold Funds - 2013 Semi-Annual Report

The Leuthold Funds

Leuthold Global Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,777,871	$3,575,746	$2,242	$8,355,859
Preferred Stocks	112,155	––	––	112,155
Closed End Funds	36,032	––	––	36,032
Money Market Funds	7,378	––	––	7,378
Total Investments in Securities	$4,933,436	$3,575,746	$2,242	$8,511,424

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were transfers from Level 2 to Level 1 of common stocks in the amount of $70,942 during the six month period ended March 31, 2013.  The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
Fair Value
Balance as of September 30, 2012	$2,244
Accrued discounts/premiums	––
Realized gain (loss)	––
Change in unrealized appreciation (depreciation)	(2)
Purchases	––
Sales	––
Transfer in and/or out of Level 3	––
Balance as of March 31, 2013	$2,242

Change in unrealized appreciation (depreciation) during
the period ended for Level 3 investments held at March 31, 2013:	$(2)

The security is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Directors.  The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of the security is a discount of 95% from the last traded price of HKD 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  During the entire period the discount rate was 95%.

Grizzly Short Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$5,387,203	$––	$––	$5,387,203
Total Investments in Securities	$5,387,203	$––	$––	$5,387,203

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$60,598,132	$––	$––	$60,598,132
Exchange Traded Funds - Short	7,148,847	––	––	7,148,847
Total Securities Sold Short	$67,746,979	$––	$––	$67,746,979

The fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

The Leuthold Funds - 2013 Semi-Annual Report	75

The Leuthold Funds

For further information regarding security characteristics, see the Schedules of Investments.

c)	Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as“regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares. The tax character of distributions paid during the fiscal years ended September 30, 2012 and 2011 was as follows:

Year Ended September 30, 2012
	Leuthold Core Investment Fund	Leuthold Asset Allocation Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
Distributions paid from:
Ordinary Income	$27,886,190	$29,439,115	$5,685,282	$25,862	$18,020	$––
Long Term Capital Gain	––	––	4,587,025	––	––	––
Return of Capital	––	––	––	––	––	––
Total Distribution Paid	$27,886,190	$29,439,115	$10,272,307	$25,862	$18,020	$––

Year Ended September 30, 2011
	Leuthold Core Investment Fund	Leuthold Asset Allocation Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short
Distributions paid from:
Ordinary Income	$5,131,946	$7,502,082	$11,346,023	$45,146	$236,013	$––
Long Term Capital Gain	––	––	6,950,662	––	––	––
Return of Capital	––	––	––	––	––	––
Total Distributions Paid	$5,131,946	$7,502,082	$18,296,685	$45,146	$236,013	$––

At September 30, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

Leuthold Core Investment Fund	Leuthold Asset Allocation Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short
Undistributed ordinary income	$5,683,952	$8,246,872	$1,237,305	$7,803	$––	$––
Undistributed long-term gains	––	––	––	––	––	––
Distributable earnings	5,683,952	8,246,872	1,237,305	7,803	––	––
Capital loss carryover and
post-October losses	(7,742,724)	(347,663,871)	(2,601,550)	(5,015,081)	(2,188,086)	(124,071,973)
Other accumulated gains (losses)	(316,450)	(411,362)	241,279	––	––	(3,433,630)
Unrealized appreciation (depreciation)	80,768,715	67,664,266	31,127,148	1,482,801	630,401	(17)
Total accumulated gain (loss)	$78,393,493	$(272,164,095)	$30,004,182	$(3,524,477)	$(1,557,685)	$(127,505,620)

76	The Leuthold Funds - 2013 Semi-Annual Report

The Leuthold Funds

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.  These differences are primarily due to net operating losses, and differences from REIT adjustments and foreign currency gain and loss.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2012, the following table shows the reclassifications made:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital
Leuthold Core Investment Fund	$10,200,552	$(10,200,545)	$(7)
Leuthold Asset Allocation Fund	14,826,464	(14,825,702)	(762)
Leuthold Global Fund	1,710,837	(1,710,839)	2
Leuthold Select Industries Fund	208	(208)	––
Leuthold Global Industries Fund	2,809	6,450	(9,259)
Grizzly Short Fund	2,269,228	(195,319)	(2,073,909)

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years.  Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized.  If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used.  As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses, whereas under prior law all capital losses were carried forward as short-term capital losses.

	Leuthold	Leuthold		Leuthold		Leuthold
	Core	Asset	Leuthold	Select		Global	Grizzly
	Investment	Allocation	Global	Industries		Industries	Short
	Fund	Fund	Fund	Fund		Fund	Fund
Expires 09/30/17	$––	$––	$––	$(1,078,129	)*	$––	$––
Expires 09/30/18	––	(334,348,407)	––	(3,118,819)		––	(18,663,090)
Expires 09/30/19	––	––	––	––		(17,340)	(25,380,935)
Unlimited Short-Term	––	––	––	––		(514,900)	(21,657,328)

*Capital loss carryforward transferred in from merger, subject to annual limitations.

The Leuthold Funds - 2013 Semi-Annual Report	77

The Leuthold Funds

The Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Leuthold Global Industries Fund, and Grizzly Short Fund intend to defer and treat $7,742,724, $13,315,464, $2,601,550, $818,133, $1,655,846, and $58,370,620, respectively, of post-October losses incurred during the fiscal year ended September 30, 2012 as arising in the fiscal year ending September 30, 2013.

As of September 30, 2012, the Funds did not have any tax positions that did not meet the“more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

d)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

e)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires  management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)
Basis for Consolidation for the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, and Leuthold Global Fund –The Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, and Leuthold Global Fund may invest up to 25% of their total assets in their Subsidiary, Leuthold Core, Ltd., Leuthold Asset Allocation, Ltd., and Leuthold Global, Ltd. (the “Subsidiaries”), respectively. The Subsidiaries, which are organized under the laws of the Cayman Islands, are wholly owned and controlled by the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, and Leuthold Global Fund, respectively, and are therefore consolidated in the respective Funds’  financial statements herein.  All intercompany balances, revenues, and expenses have been eliminated in consolidation.  The Subsidiaries act as investment vehicles in order to enter into certain investments for the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, and Leuthold Global Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.

g)
Short Positions – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 1a above. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. Grizzly Short Fund’s receivable from broker for securities sold short is with two major security dealers.

78	The Leuthold Funds - 2013 Semi-Annual Report

The Leuthold Funds

h)
Other – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized using the yield to maturity method over the life of the respective bond.  For financial reporting purposes, the Funds isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for realized gains and losses.

i)
Expenses – Expenses that directly relate to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds, such as Directors fees and expenses, insurance expense, and legal fees are allocated between the six Funds based on the relative net asset value of the individual Funds.

j)
Counterparty risk – Counterparty risk may arise as the result of the failure of a counterparty to a securities contract to comply with the terms of the contract. Potential counterparty risk is measured by the credit worthiness of the counterparty and additional risk may arise from unanticipated events affecting the value of the underlying security.

k)
Derivatives –The Asset Allocation Fund invests in futures contracts for speculative purposes to gain exposure to equity markets.  The Fund has adopted authoritative valuation procedures for futures contracts and they are stated at their fair value using the primary exchange’s closing (settlement) price.  Gains or losses are realized when contracts are liquidated.  Any change in net unrealized gain or loss is reported in the statement of operations.

  The following table presents the fair value of open futures contracts, held long or sold short by the Leuthold Asset Allocation Fund, at March 31, 2013:

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Futures Contracts	Assets	Liabilities	Assets	Liabilities	Open Positions
Stock Index	$60,404	$––	$––	$––	$60,404
Total Futures Contracts	$60,404	$––	$––	$––	$60,404

The average monthly notional amount of futures contracts held by the Leuthold Asset Allocation fund during the six month period ended March 31, 2013 were as follows:

Futures Contracts	$5,330,911

The following table presents the trading results of derivative trading and information related to the volume of the Leuthold Asset Allocation Fund for the six month period ended March 31, 2013:

Futures Contracts	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Contracts Closed
Stock Index	$––	$60,404	$––
Total Futures Contracts	$––	$60,404	$––

The Leuthold Funds - 2013 Semi-Annual Report	79

The Leuthold Funds

1)
Subsequent Events –The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements.  At a special meeting of shareholders on May 13, 2013, shareholders re-elected the four Directors to the Board of Directors of the Funds. Shareholders of record for the Funds at the close of business on March 25, 2013 were entitled to vote.  As of the record date, the Funds had 111,288,659 shares outstanding, of which 92,752,994 total shares voted.

Proposal	In Favor	%	Abstain	%
Election of Lawrence L. Horsch	90,298,872	97.35%	2,454,122	2.65%
Election of Paul M. Kelnberger	90,420,221	97.48%	2,332,773	2.52%
Election of Addison L. Piper	89,356,744	96.34%	3,396,250	3.66%
Election of John C. Mueller	90,419,745	97.48%	2,333,249	2.52%

Management determined there were no other events that impacted the Funds’  financial statements.

2.	INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments and short sales, for the six months ended March 31, 2013 are summarized below.

	Leuthold	Leuthold		Leuthold	Leuthold
	Core	Asset	Leuthold	Select	Global
	Investment	Allocation	Global	Industries	Industries
	Fund	Fund	Fund	Fund	Fund
Purchases	$314,924,499	$266,784,744	$175,880,974	$8,946,979	$5,781,519
Sales	476,339,835	547,013,574	222,927,486	9,428,637	6,580,894

At September 30, 2012, gross unrealized appreciation and depreciation of investments and cost of investments (excluding short positions) for tax purposes were as follows

	Leuthold	Leuthold		Leuthold	Leuthold
	Core	Asset	Leuthold	Select	Global	Grizzly
	Investment	Allocation	Global	Industries	Industries	Short
	Fund	Fund	Fund	Fund	Fund	Fund
Tax cost of investments	$676,675,471	$533,111,593	$344,557,464	$12,028,854	$7,315,517	$5,461,654

Gross unrealized appreciation	$88,701,134	$77,809,165	$36,516,834	$1,694,384	$821,555	$5,436,680
Gross unrealized depreciation	(7,932,419)	(10,144,899)	(5,389,686)	(211,583)	(191,154)	(5,436,697)

Net unrealized appreciation
(depreciation)	$80,768,715	$67,664,266	$31,127,148	$1,482,801	$630,401	$(17)

The differences between book and tax basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales

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The Leuthold Funds

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Funds have entered into an Investment Advisory Agreement (“advisory agreement”) with Leuthold Weeden Capital Management (“Investment Adviser”).  Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily as applied to each Fund’s daily net assets and payable monthly, at annual rates of:

Leuthold	Leuthold		Leuthold	Leuthold
Core	Asset	Leuthold	Select	Global	Grizzly
Investment	Allocation	Global	Industries	Industries	Short
Fund	Fund	Fund	Fund	Fund	Fund
0.90%	0.90%	1.10%	1.00%	1.00%	1.25%

The Investment Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, including organization expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on short positions, and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold	Leuthold		Leuthold	Leuthold
Core	Asset	Leuthold	Select	Global	Grizzly
Investment	Allocation	Global	Industries	Industries	Short
Fund	Fund	Fund	Fund	Fund	Fund
1.25%	1.50%	1.85%	1.60%	1.85%	2.50%

Any waiver or reimbursement is subject to later adjustments to allow the Investment Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  Amounts subject to future recoupment as of March 31, 2013 are as follows:

Leuthold Select Industries Fund		Leuthold Global Industries Fund
Year of Expiration	Recoverable Amount	Year of Expiration	Recoverable Amount
9/30/2015	$ 16,951	9/30/2013	$ 31,506
9/30/2016	9,541	9/30/2015	58,737
		9/30/2016	39,839

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. For the six months ended March 31, 2013, the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Leuthold Global Industries Fund, and Grizzly Short Fund paid Weeden & Co., L.P., an affiliate of the Adviser, $11,737, $5,150, $5,369, $254, $127, and $7,395, respectively, for brokerage commissions.

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The Leuthold Funds

4.	DISTRIBUTION PLAN
Each of the Leuthold Asset Allocation Fund – Retail Class, Leuthold Global Fund – Retail Class, and Leuthold Global Industries Fund – Retail Class has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act, whereby Rafferty Capital Markets, LLC serves as distributor. This plan allows each Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. Each Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Funds’  shareholders, assists in the maintenance of the Funds’  shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Board of Directors.  To the extent such fee is not paid to such persons, each of the Funds may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the Plan.

5.	INDEMNIFICATIONS
The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6.	ILLIQUID SECURITIES
Each Fund may invest up to 15% of net assets in securities for which there is no readily available market (“illiquid securities”).  The 15% limitation includes securities whose disposition would be subject to legal restrictions (“restricted securities”). Illiquid and restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay.  This could result in a Fund being unable to realize a favorable price upon disposition of such securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.

7.	LENDING PORTFOLIO SECURITIES
The Funds may lend portfolio securities constituting up to 30% of total assets to unaffiliated broker dealers, banks, or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 100% of the value of the securities loaned.  The Funds did not lend any portfolio securities during the reporting period, and will not enter into any securities lending arrangements in the future without the prior approval of the Board of Directors.

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The Leuthold Funds

INVESTMENT ADVISORY AGREEMENT DISCLOSURE

On November 12, 2012, the Board of Directors of Leuthold Funds, Inc. approved the investment advisory agreements for the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Leuthold Global Industries Fund, and Grizzly Short Fund with Leuthold Weeden Capital Management. Prior to approving the agreements, the Board considered:

• The nature, extent, and quality of the services to be provided by Leuthold Weeden Capital Management;

• The investment strategies and performance history of Leuthold Weeden Capital Management;

• The cost of the services to be provided and profits to be realized by Leuthold Weeden Capital Management, from its relationship with the Funds;

•The extent to which economies of scale would be realized as the Funds grew and whether fee levels reflect any such economies of scale;

• The proposed expense ratios of the Funds; and

• The manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars.

In considering the nature, extent, and quality of the services provided by Leuthold Weeden Capital Management, the Board considered the Adviser’s quality of investment management provided to the existing Funds, the Adviser’s management history, and the Adviser’s ability to attract investors for the Funds. The Board concluded that the approval of the investment advisory agreements was in the best interest of the Funds’ shareholders.

The Board considered the presentation from the Adviser on the investment strategies for the Funds and reviewed the investment performance of the existing Funds compared with those of the existing Funds’ peer groups and relevant benchmarks. The Board concluded that the performance of the existing Funds was satisfactory in comparison to performance of similar funds.

The Board considered the proposed cost of services to be provided by the Adviser, including reports provided by the Funds’ administrator comparing the Funds’ proposed investment advisory fees to those of other comparable mutual funds. The Board concluded that the investment advisory fees were within the range of the industry averages.

The Board considered the extent to which economies of scale would be realized as the Funds grow, including a consideration of breakpoints in the investment advisory agreement fee schedule. The Board concluded that the existing fees schedules were acceptable.

The Board compared the Funds’ proposed expense ratios to those of other comparable mutual funds. After review, the Board concluded that the proposed expense ratios of the Funds were within the range of comparable mutual funds.

The Board discussed the manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars. Based on these discussions, the Board concluded that the research and services obtained by Leuthold Weeden Capital Management would be beneficial to the Funds and that Leuthold Weeden Capital Management would execute the Funds’ portfolio transactions in a manner designed to obtain best execution for the Funds.

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The Leuthold Funds

ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Independent Directors
# of
				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name, Year of Birth,	Held with	and Length of	Principal Occupation(s)	Overseen By	Held by
and Address	the Company	Time Served	During Past Five Years	Director	Director
Lawrence L. Horsch (1934)	Chairman	Indefinite,	Chairman, Eagle Management &	6	None
c/o Leuthold Weeden	and Director	Director since	Financial Corp., a management
Capital Management		1995	consulting firm
33 South Sixth Street
Suite 4600
Minneapolis, MN 55402

Paul M. Kelnberger (1943)	Director and	Indefinite,	Consultant to Johnson,	6	None
c/o Leuthold Weeden	Chair of	Director since	West & Co., PLC
Capital Management	Audit	1995
33 South Sixth Street	Committee
Suite 4600
Minneapolis, MN 55402

Addison L. Piper (1946)	Director and	Indefinite,	Retired Chairman and Chief	6	Piper Jaffray
c/o Leuthold Weeden	Chair of	Director since	Executive Officer of Piper Jaffray		Companies
Capital Management	Nominating	2009	Companies.
33 South Sixth Street	Committee
Suite 4600
Minneapolis, MN 55402

Interested Directors (and Officers)

John C. Mueller (1968)	Director	Indefinite,	Co-Chief Executive Officer	6	None
33 South Sixth Street		Director since 2009	of The Leuthold Group since 2005.
Suite 4600			Involved in Sales and Marketing for
Minneapolis, MN 55402	President	One year term,	The Leuthold Group since 2001.
President since 2011

Holly J. Weiss (1968)	Secretary and	One year term,	Chief Financial Officer of the	N/A	N/A
33 South Sixth Street	Treasurer	Secretary and	Adviser since 2011. Controller
Suite 4600		Treasurer	of the Adviser from 2008 to 2011.
Minneapolis, MN 55402		since 2009	Prior to joining the Adviser, she was
Controller of Churchill Capital
Mezzanine Finance from 2001-2008.

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The Leuthold Funds

# of
				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name, Year of Birth,	Held with	and Length of	Principal Occupation(s)	Overseen By	Held by
and Address	the Company	Time Served	During Past Five Years	Director	Director
Roger A. Peters (1960)	Vice President	One year term,	Chief Compliance Officer of	N/A	N/A
33 South Sixth Street	and	Chief Compliance	the Adviser since 2005.
Suite 4600	Chief Compliance	Officer since 2006
Minneapolis, MN 55402	Officer	and Vice President
	and	since 2007
	Anti-Money	and
	Laundering	Anti-Money
	Officer	Laundering Officer
since 2011

Glenn R. Larson (1965)	Assistant Secretary	One year term,	Compliance Officer of the Adviser	N/A	N/A
33 South Sixth Street		Assistant Secretary	since 2005.
Suite 4600		since 2006
Minneapolis, MN 55402

The Statement of Additional Information includes additional information about the Funds’  Directors and is available free of charge upon request by calling the Funds toll free at (800) 273-6886.

Information regarding the method the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 273-6886 or by accessing the Funds’ website at www.leutholdfunds.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling toll-free at (800) 273-6886 or on the SEC’s website at www.sec.gov.

The Leuthold Funds - 2013 Semi-Annual Report	85

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The Leuthold Funds

Investment Adviser:
Leuthold Weeden Capital Management,
Minnesota

Administrator, Transfer Agent,
Dividend Paying Agent,
Shareholder Servicing Agent:
U.S. Bancorp Fund Services, LLC,
Wisconsin

Custodian:
U.S. Bank, N.A., Wisconsin

Counsel:
Foley & Lardner, LLP, Wisconsin

Independent Registered
Public Accounting Firm:
Ernst &Young LLP, Minnesota

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1-800-273-6886. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to previous Form N-CSR filing, filed December 8, 2008.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title)* /s/ John Mueller
                                                   John Mueller, President

Date       6/5/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Mueller
                                                   John Mueller, President

Date       6/5/13

By (Signature and Title)* /s/ Holly Weiss
                                                   Holly Weiss, Treasurer

Date       6/4/13

* Print the name and title of each signing officer under his or her signature.